Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-4.43%
Activision Blizzard, Inc.	332,033	$27,435,887
Alphabet, Inc., Class A(b)	8,406	12,507,708
Alphabet, Inc., Class C(b)	8,385	12,434,620
AT&T, Inc.	780,315	23,081,718
CenturyLink, Inc.	2,361,176	22,785,348
Charter Communications, Inc., Class A(b)	45,575	26,433,500
Comcast Corp., Class A	603,143	25,814,520
Discovery, Inc., Class A(b)(c)	372,754	7,865,109
Discovery, Inc., Class C(b)	790,567	14,981,245
DISH Network Corp., Class A(b)	727,851	23,371,296
Electronic Arts, Inc.(b)	195,160	27,638,559
Facebook, Inc., Class A(b)	104,065	26,398,169
Fox Corp., Class A	579,185	14,925,597
Fox Corp., Class B	265,305	6,836,910
Interpublic Group of Cos., Inc. (The)	1,377,326	24,860,734
Live Nation Entertainment, Inc.(b)	484,545	22,681,551
Netflix, Inc.(b)	56,951	27,842,205
News Corp., Class A	1,545,206	19,655,020
News Corp., Class B	484,280	6,179,413
Omnicom Group, Inc.	432,492	23,237,795
Take-Two Interactive Software, Inc.(b)	177,610	29,131,592
T-Mobile US, Inc.(b)	232,659	24,982,923
Twitter, Inc.(b)	712,563	25,937,293
Verizon Communications, Inc.	421,022	24,200,345
ViacomCBS, Inc., Class B	1,039,339	27,095,568
Walt Disney Co. (The)	206,088	24,099,931
		552,414,556
Consumer Discretionary-11.94%
Advance Auto Parts, Inc.	175,349	26,326,899
Amazon.com, Inc.(b)	9,352	29,596,087
Aptiv PLC(b)	314,628	24,462,327
AutoZone, Inc.(b)	21,643	26,132,191
Best Buy Co., Inc.	306,065	30,481,013
Booking Holdings, Inc.(b)	14,673	24,388,434
BorgWarner, Inc.	709,418	25,964,699
CarMax, Inc.(b)	264,513	25,649,826
Carnival Corp.	1,188,200	16,492,216
Chipotle Mexican Grill, Inc.(b)	24,013	27,738,857
D.R. Horton, Inc.	440,775	29,161,674
Darden Restaurants, Inc.	313,409	23,787,743
Dollar General Corp.	129,369	24,631,858
Dollar Tree, Inc.(b)	271,163	25,313,066
Domino’s Pizza, Inc.	62,933	24,330,527
eBay, Inc.	499,353	27,604,234
Expedia Group, Inc.	288,439	23,366,443
Ford Motor Co.	3,684,274	24,353,051
Gap, Inc. (The)	2,258,124	30,191,118
Garmin Ltd.	259,631	25,597,020
General Motors Co.	851,224	21,186,965
Genuine Parts Co.	278,066	25,067,650
H&R Block, Inc.	1,331,887	19,312,362
Hanesbrands, Inc.	2,030,760	28,694,639
Hasbro, Inc.	320,324	23,306,774
Hilton Worldwide Holdings, Inc.	307,324	23,064,666
Home Depot, Inc. (The)	98,164	26,061,560
Kohl’s Corp.	1,025,008	19,516,152
L Brands, Inc.	1,520,801	37,122,752
Las Vegas Sands Corp.	477,250	20,827,190
Leggett & Platt, Inc.	725,181	29,072,506
Lennar Corp., Class A	401,677	29,061,331
LKQ Corp.(b)	919,471	25,919,888
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	188,799	$28,114,059
Marriott International, Inc., Class A	257,989	21,625,928
McDonald’s Corp.	125,801	24,440,618
MGM Resorts International	1,241,528	19,976,186
Mohawk Industries, Inc.(b)	243,514	19,444,593
Newell Brands, Inc.	1,555,582	25,511,545
NIKE, Inc., Class B	246,784	24,088,586
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,161,016	15,836,258
NVR, Inc.(b)	7,509	29,511,496
O’Reilly Automotive, Inc.(b)	57,987	27,681,834
PulteGroup, Inc.	702,298	30,620,193
PVH Corp.	479,756	23,344,927
Ralph Lauren Corp.	318,320	22,696,216
Ross Stores, Inc.	257,359	23,077,382
Royal Caribbean Cruises Ltd.	389,042	18,950,236
Starbucks Corp.	311,619	23,848,202
Tapestry, Inc.	1,643,652	21,959,191
Target Corp.	203,599	25,629,042
Tiffany & Co.	199,829	25,050,563
TJX Cos., Inc. (The)	453,683	23,586,979
Tractor Supply Co.	200,925	28,680,035
Ulta Beauty, Inc.(b)	105,012	20,266,266
Under Armour, Inc., Class A(b)	1,274,510	13,407,845
Under Armour, Inc., Class C(b)	1,317,711	12,505,077
VF Corp.	388,586	23,455,051
Whirlpool Corp.	194,947	31,799,755
Wynn Resorts Ltd.	257,860	18,676,800
Yum! Brands, Inc.	260,771	23,743,200
		1,491,311,781
Consumer Staples-6.72%
Altria Group, Inc.	608,241	25,029,117
Archer-Daniels-Midland Co.	603,614	25,852,788
Brown-Forman Corp., Class B	364,753	25,291,973
Campbell Soup Co.	505,649	25,065,021
Church & Dwight Co., Inc.	325,691	31,373,814
Clorox Co. (The)	116,006	27,436,579
Coca-Cola Co. (The)	521,947	24,656,776
Colgate-Palmolive Co.	326,959	25,241,235
Conagra Brands, Inc.	734,349	27,501,370
Constellation Brands, Inc., Class A	139,756	24,904,519
Costco Wholesale Corp.	79,684	25,939,533
Coty, Inc., Class A	4,887,162	18,131,371
Estee Lauder Cos., Inc. (The), Class A	124,373	24,568,643
General Mills, Inc.	395,694	25,035,559
Hershey Co. (The)	184,329	26,803,280
Hormel Foods Corp.	509,973	25,937,227
JM Smucker Co. (The)	227,332	24,858,754
Kellogg Co.	374,279	25,821,508
Kimberly-Clark Corp.	175,070	26,617,643
Kraft Heinz Co. (The)	748,437	25,731,264
Kroger Co. (The)	737,794	25,667,853
Lamb Weston Holdings, Inc.	366,303	22,007,484
McCormick & Co., Inc.	142,917	27,854,523
Molson Coors Beverage Co., Class B	625,529	23,469,848
Mondelez International, Inc., Class A	469,130	26,032,024
Monster Beverage Corp.(b)	348,467	27,347,690
PepsiCo, Inc.	184,491	25,397,031
Philip Morris International, Inc.	337,953	25,958,170
Procter & Gamble Co. (The)	205,850	26,991,052
Sysco Corp.	438,605	23,180,274
Tyson Foods, Inc., Class A	382,616	23,511,753
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	574,874	$23,403,121
Walmart, Inc.	202,171	26,160,928
		838,779,725
Energy-4.61%
Apache Corp.	1,728,417	26,531,201
Baker Hughes Co., Class A	1,493,144	23,128,801
Cabot Oil & Gas Corp.	1,185,867	22,175,713
Chevron Corp.	257,616	21,624,287
Concho Resources, Inc.	410,379	21,561,313
ConocoPhillips	544,236	20,348,984
Devon Energy Corp.	1,859,399	19,505,095
Diamondback Energy, Inc.	506,801	20,201,088
EOG Resources, Inc.	452,708	21,209,370
Exxon Mobil Corp.	504,547	21,231,338
Halliburton Co.	1,862,325	26,687,117
Hess Corp.	479,756	23,608,793
HollyFrontier Corp.	758,473	20,858,007
Kinder Morgan, Inc.	1,535,537	21,651,072
Marathon Oil Corp.(b)	3,617,101	19,857,884
Marathon Petroleum Corp.	649,919	24,826,906
National Oilwell Varco, Inc.	1,863,759	21,451,866
Noble Energy, Inc.	2,321,967	23,196,450
Occidental Petroleum Corp.	1,286,507	20,249,620
Occidental Petroleum Corp., Wts., expiring August 3, 2027(b)	163,838	917,493
ONEOK, Inc.	698,194	19,486,594
Phillips 66	308,036	19,104,393
Pioneer Natural Resources Co.	242,265	23,480,324
Schlumberger Ltd.	1,252,621	22,722,545
TechnipFMC PLC (United Kingdom)	2,993,750	24,039,812
Valero Energy Corp.	373,047	20,976,433
Williams Cos., Inc. (The)	1,305,570	24,975,554
		575,608,053
Financials-12.71%
Aflac, Inc.	649,554	23,104,636
Allstate Corp. (The)	248,719	23,476,586
American Express Co.	234,076	21,843,972
American International Group, Inc.	720,348	23,151,985
Ameriprise Financial, Inc.	162,330	24,938,758
Aon PLC, Class A	130,802	26,843,186
Arthur J. Gallagher & Co.	249,673	26,837,351
Assurant, Inc.	222,375	23,898,641
Bank of America Corp.	960,442	23,895,797
Bank of New York Mellon Corp. (The)	619,137	22,196,062
Berkshire Hathaway, Inc., Class B(b)	131,351	25,715,899
BlackRock, Inc.	45,178	25,977,802
Capital One Financial Corp.	336,977	21,499,133
Cboe Global Markets, Inc.	238,232	20,892,946
Charles Schwab Corp. (The)	651,015	21,581,147
Chubb Ltd.	189,355	24,093,530
Cincinnati Financial Corp.	389,960	30,389,583
Citigroup, Inc.	455,492	22,779,155
Citizens Financial Group, Inc.	921,785	22,869,486
CME Group, Inc., Class A	136,235	22,639,532
Comerica, Inc.	608,081	23,423,280
Discover Financial Services	449,150	22,201,485
E*TRADE Financial Corp.	498,340	25,300,722
Everest Re Group Ltd.	110,747	24,230,336
Fifth Third Bancorp	1,143,978	22,719,403
First Republic Bank	223,082	25,092,263
Franklin Resources, Inc.	1,092,259	22,992,052
	Shares	Value
Financials-(continued)
Globe Life, Inc.	313,579	$24,960,888
Goldman Sachs Group, Inc. (The)	119,133	23,583,569
Hartford Financial Services Group, Inc. (The)	594,575	25,162,414
Huntington Bancshares, Inc.	2,407,748	22,319,824
Intercontinental Exchange, Inc.	255,211	24,699,321
Invesco Ltd.(d)	2,301,780	23,109,871
JPMorgan Chase & Co.	239,862	23,180,264
KeyCorp	1,800,309	21,621,711
Lincoln National Corp.	585,071	21,805,596
Loews Corp.	720,796	26,244,182
M&T Bank Corp.	218,457	23,145,519
MarketAxess Holdings, Inc.	48,274	24,943,176
Marsh & McLennan Cos., Inc.	228,073	26,593,312
MetLife, Inc.	635,504	24,053,826
Moody’s Corp.	89,154	25,079,020
Morgan Stanley	513,410	25,095,481
MSCI, Inc.	74,137	27,874,029
Nasdaq, Inc.	206,714	27,143,615
Northern Trust Corp.	284,640	22,301,544
People’s United Financial, Inc.	1,950,851	21,049,682
PNC Financial Services Group, Inc. (The)	214,874	22,920,610
Principal Financial Group, Inc.	568,296	24,112,799
Progressive Corp. (The)	310,699	28,068,548
Prudential Financial, Inc.	376,833	23,879,907
Raymond James Financial, Inc.	332,415	23,096,194
Regions Financial Corp.	2,000,034	21,720,369
S&P Global, Inc.	75,108	26,306,577
State Street Corp.	377,079	24,053,869
SVB Financial Group(b)	114,121	25,593,917
Synchrony Financial	1,001,282	22,158,371
T. Rowe Price Group, Inc.	196,820	27,180,842
Travelers Cos., Inc. (The)	209,995	24,027,628
Truist Financial Corp.	602,986	22,587,856
U.S. Bancorp	634,524	23,375,864
Unum Group	1,393,447	24,009,092
W.R. Berkley Corp.	417,433	25,776,488
Wells Fargo & Co.	850,911	20,643,101
Willis Towers Watson PLC	128,708	27,029,967
Zions Bancorporation N.A.	682,332	22,155,320
		1,587,248,891
Health Care-13.10%
Abbott Laboratories	267,379	26,909,023
AbbVie, Inc.	257,416	24,431,353
ABIOMED, Inc.(b)	98,485	29,539,591
Agilent Technologies, Inc.	276,406	26,626,190
Alexion Pharmaceuticals, Inc.(b)	217,759	22,318,120
Align Technology, Inc.(b)	94,702	27,825,342
AmerisourceBergen Corp.	250,890	25,136,669
Amgen, Inc.	109,206	26,719,432
Anthem, Inc.	89,581	24,527,278
Baxter International, Inc.	283,450	24,484,411
Becton, Dickinson and Co.	103,090	29,003,341
Biogen, Inc.(b)	85,252	23,417,872
Bio-Rad Laboratories, Inc., Class A(b)	53,004	27,821,269
Boston Scientific Corp.(b)	673,267	25,967,908
Bristol-Myers Squibb Co.	423,730	24,856,002
Cardinal Health, Inc.	450,022	24,580,202
Centene Corp.(b)	384,267	25,073,422
Cerner Corp.	355,439	24,685,238
Cigna Corp.	125,223	21,624,760
Cooper Cos., Inc. (The)	82,544	23,354,174
CVS Health Corp.	370,986	23,349,859

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Health Care-(continued)
Danaher Corp.	141,377	$28,812,633
DaVita, Inc.(b)	304,160	26,580,542
DENTSPLY SIRONA, Inc.	548,620	24,468,452
DexCom, Inc.(b)	64,343	28,023,950
Edwards Lifesciences Corp.(b)	350,087	27,450,322
Eli Lilly and Co.	165,803	24,918,533
Gilead Sciences, Inc.	325,142	22,607,123
HCA Healthcare, Inc.	236,714	29,977,461
Henry Schein, Inc.(b)	420,257	28,884,264
Hologic, Inc.(b)	474,577	33,115,983
Humana, Inc.	62,836	24,659,988
IDEXX Laboratories, Inc.(b)	78,567	31,250,024
Illumina, Inc.(b)	69,657	26,620,119
Incyte Corp.(b)	258,445	25,524,028
Intuitive Surgical, Inc.(b)	42,636	29,224,420
IQVIA Holdings, Inc.(b)	171,467	27,158,658
Johnson & Johnson	167,404	24,400,807
Laboratory Corp. of America Holdings(b)	141,875	27,370,525
McKesson Corp.	160,518	24,103,383
Medtronic PLC	255,352	24,636,361
Merck & Co., Inc.	311,955	25,031,269
Mettler-Toledo International, Inc.(b)	31,155	29,129,925
Mylan N.V.(b)	1,493,144	24,054,550
PerkinElmer, Inc.	244,995	29,132,355
Perrigo Co. PLC	462,208	24,506,268
Pfizer, Inc.	705,254	27,138,174
Quest Diagnostics, Inc.	215,193	27,344,574
Regeneron Pharmaceuticals, Inc.(b)	40,469	25,579,241
ResMed, Inc.	148,134	29,998,616
STERIS PLC	156,768	25,024,876
Stryker Corp.	126,751	24,500,968
Teleflex, Inc.	67,559	25,206,263
Thermo Fisher Scientific, Inc.	70,047	28,995,956
UnitedHealth Group, Inc.	83,446	25,265,780
Universal Health Services, Inc., Class B	249,040	27,369,496
Varian Medical Systems, Inc.(b)	206,456	29,465,400
Vertex Pharmaceuticals, Inc.(b)	88,615	24,103,280
Waters Corp.(b)	128,252	27,336,914
West Pharmaceutical Services, Inc.	118,549	31,874,270
Zimmer Biomet Holdings, Inc.	190,132	25,641,201
Zoetis, Inc.	177,515	26,925,475
		1,635,663,883
Industrials-14.76%
3M Co.	153,660	23,121,220
A.O. Smith Corp.	506,912	24,402,744
Alaska Air Group, Inc.	618,644	21,306,099
Allegion PLC	232,426	23,117,090
American Airlines Group, Inc.(c)	1,421,755	15,809,916
AMETEK, Inc.	271,513	25,318,587
Boeing Co. (The)	125,569	19,839,902
C.H. Robinson Worldwide, Inc.	306,187	28,695,846
Carrier Global Corp.	1,104,963	30,099,192
Caterpillar, Inc.	193,239	25,677,598
Cintas Corp.	89,422	26,993,819
Copart, Inc.(b)	279,850	26,096,013
CSX Corp.	342,123	24,407,055
Cummins, Inc.	142,442	27,528,341
Deere & Co.	153,558	27,073,811
Delta Air Lines, Inc.	782,160	19,530,535
Dover Corp.	246,376	25,359,482
Eaton Corp. PLC	276,736	25,772,424
Emerson Electric Co.	387,935	24,055,849
	Shares	Value
Industrials-(continued)
Equifax, Inc.	141,658	$23,027,925
Expeditors International of Washington, Inc.	323,526	27,341,182
Fastenal Co.	594,118	27,947,311
FedEx Corp.	179,306	30,195,130
Flowserve Corp.	850,039	23,690,587
Fortive Corp.	373,917	26,245,234
Fortune Brands Home & Security, Inc.	407,556	31,178,034
General Dynamics Corp.	159,533	23,409,872
General Electric Co.	3,282,840	19,926,839
Honeywell International, Inc.	164,724	24,604,824
Howmet Aerospace, Inc.	1,700,013	25,126,192
Huntington Ingalls Industries, Inc.	130,551	22,678,014
IDEX Corp.	155,955	25,704,503
IHS Markit Ltd.	340,915	27,522,068
Illinois Tool Works, Inc.	144,277	26,689,802
Ingersoll Rand, Inc.(b)	762,338	24,082,265
J.B. Hunt Transport Services, Inc.	208,604	26,993,358
Jacobs Engineering Group, Inc.	295,720	25,239,702
Johnson Controls International PLC	690,890	26,585,447
Kansas City Southern	161,616	27,773,710
L3Harris Technologies, Inc.	123,201	20,738,424
Lockheed Martin Corp.	62,303	23,610,968
Masco Corp.	519,786	29,710,968
Nielsen Holdings PLC	1,574,096	22,714,205
Norfolk Southern Corp.	133,582	25,675,796
Northrop Grumman Corp.	74,921	24,350,074
Old Dominion Freight Line, Inc.	150,779	27,565,417
Otis Worldwide Corp.	424,675	26,644,110
PACCAR, Inc.	325,279	27,674,737
Parker-Hannifin Corp.	132,138	23,642,131
Pentair PLC	634,698	27,196,809
Quanta Services, Inc.	642,361	25,675,169
Raytheon Technologies Corp.	364,065	20,635,204
Republic Services, Inc.	291,247	25,411,301
Robert Half International, Inc.	464,060	23,606,732
Rockwell Automation, Inc.	114,312	24,936,020
Rollins, Inc.	574,731	30,115,904
Roper Technologies, Inc.	61,063	26,406,694
Snap-on, Inc.	176,310	25,718,340
Southwest Airlines Co.	663,496	20,495,391
Stanley Black & Decker, Inc.	181,533	27,832,640
Teledyne Technologies, Inc.(b)	71,381	21,892,553
Textron, Inc.	696,933	24,350,839
Trane Technologies PLC	263,280	29,453,134
TransDigm Group, Inc.	53,182	22,952,288
Union Pacific Corp.	143,235	24,829,787
United Airlines Holdings, Inc.(b)	600,081	18,830,542
United Parcel Service, Inc., Class B	234,550	33,484,358
United Rentals, Inc.(b)	165,862	25,769,979
Verisk Analytics, Inc.	146,282	27,604,876
W.W. Grainger, Inc.	78,394	26,773,903
Wabtec Corp.	390,882	24,308,952
Waste Management, Inc.	229,088	25,108,045
Xylem, Inc.	370,927	27,070,252
		1,842,954,064
Information Technology-14.59%
Accenture PLC, Class A	118,094	26,545,169
Adobe, Inc.(b)	58,546	26,013,159
Advanced Micro Devices, Inc.(b)	444,879	34,446,981
Akamai Technologies, Inc.(b)	237,224	26,673,467
Amphenol Corp., Class A	250,510	26,493,938
Analog Devices, Inc.	200,995	23,084,276

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
ANSYS, Inc.(b)	88,039	$27,344,913
Apple, Inc.	70,251	29,859,485
Applied Materials, Inc.	420,869	27,074,503
Arista Networks, Inc.(b)	106,812	27,746,553
Autodesk, Inc.(b)	106,724	25,232,755
Automatic Data Processing, Inc.	161,910	21,519,458
Broadcom, Inc.	79,261	25,105,922
Broadridge Financial Solutions, Inc.	195,656	26,284,427
Cadence Design Systems, Inc.(b)	266,028	29,063,559
CDW Corp.	208,604	24,250,215
Cisco Systems, Inc.	528,060	24,871,626
Citrix Systems, Inc.	169,128	24,144,713
Cognizant Technology Solutions Corp., Class A	434,292	29,670,829
Corning, Inc.	883,776	27,397,056
DXC Technology Co.	1,462,863	26,199,876
F5 Networks, Inc.(b)	169,557	23,042,796
Fidelity National Information Services, Inc.	173,639	25,405,122
Fiserv, Inc.(b)	237,224	23,672,583
FleetCor Technologies, Inc.(b)	91,916	23,766,720
FLIR Systems, Inc.	576,813	24,030,030
Fortinet, Inc.(b)	182,606	25,254,410
Gartner, Inc.(b)	200,438	24,982,592
Global Payments, Inc.	133,274	23,725,438
Hewlett Packard Enterprise Co.	2,344,921	23,144,370
HP, Inc.	1,461,940	25,700,905
Intel Corp.	401,113	19,145,124
International Business Machines Corp.	195,259	24,005,142
Intuit, Inc.	84,812	25,983,852
IPG Photonics Corp.(b)	152,440	27,288,284
Jack Henry & Associates, Inc.	138,178	24,637,137
Juniper Networks, Inc.	996,243	25,284,647
Keysight Technologies, Inc.(b)	248,799	24,852,532
KLA Corp.	128,873	25,752,692
Lam Research Corp.	83,636	31,544,154
Leidos Holdings, Inc.	240,618	22,897,209
Mastercard, Inc., Class A	79,832	24,630,567
Maxim Integrated Products, Inc.	416,457	28,356,557
Microchip Technology, Inc.	238,896	24,302,890
Micron Technology, Inc.(b)	488,813	24,467,535
Microsoft Corp.	126,786	25,992,398
Motorola Solutions, Inc.	169,301	23,668,280
NetApp, Inc.	560,513	24,830,726
NortonLifeLock, Inc.	1,198,985	25,718,228
NVIDIA Corp.	66,643	28,295,951
Oracle Corp.	458,948	25,448,667
Paychex, Inc.	322,670	23,206,426
Paycom Software, Inc.(b)	78,575	22,344,373
PayPal Holdings, Inc.(b)	153,263	30,050,276
Qorvo, Inc.(b)	218,581	28,011,155
QUALCOMM, Inc.	279,240	29,490,536
salesforce.com, inc.(b)	135,924	26,484,791
Seagate Technology PLC	470,273	21,265,745
ServiceNow, Inc.(b)	61,826	27,153,979
Skyworks Solutions, Inc.	187,549	27,303,383
Synopsys, Inc.(b)	132,496	26,395,853
TE Connectivity Ltd.	302,873	26,976,898
Texas Instruments, Inc.	191,990	24,488,325
Tyler Technologies, Inc.(b)	69,427	24,802,796
VeriSign, Inc.(b)	116,561	24,673,633
Visa, Inc., Class A	123,629	23,538,962
Western Digital Corp.	554,135	23,883,219
	Shares	Value
Information Technology-(continued)
Western Union Co. (The)	1,056,843	$25,660,148
Xerox Holdings Corp.	1,395,126	23,228,848
Xilinx, Inc.	262,420	28,170,787
Zebra Technologies Corp., Class A(b)	92,157	25,873,078
		1,821,853,629
Materials-5.68%
Air Products and Chemicals, Inc.	101,280	29,029,886
Albemarle Corp.	307,790	25,380,363
Amcor PLC	2,426,148	24,989,324
Avery Dennison Corp.	209,672	23,764,225
Ball Corp.	348,309	25,645,992
Celanese Corp.	268,867	26,133,872
CF Industries Holdings, Inc.	809,542	25,362,951
Corteva, Inc.	864,241	24,682,723
Dow, Inc.	577,245	23,701,680
DuPont de Nemours, Inc.	466,613	24,954,463
Eastman Chemical Co.	341,821	25,510,101
Ecolab, Inc.	116,625	21,818,205
FMC Corp.	244,477	25,926,786
Freeport-McMoRan, Inc.	2,268,861	29,313,684
International Flavors & Fragrances, Inc.(c)	187,640	23,633,258
International Paper Co.	681,593	23,712,621
Linde PLC (United Kingdom)	117,884	28,894,547
LyondellBasell Industries N.V., Class A	357,293	22,337,958
Martin Marietta Materials, Inc.	120,760	25,019,057
Mosaic Co. (The)	1,792,209	24,141,055
Newmont Corp.	429,252	29,704,239
Nucor Corp.	577,677	24,233,550
Packaging Corp. of America	240,593	23,125,799
PPG Industries, Inc.	234,194	25,210,984
Sealed Air Corp.	778,281	27,769,066
Sherwin-Williams Co. (The)	43,434	28,141,757
Vulcan Materials Co.	212,318	24,930,380
Westrock Co.	843,665	22,660,842
		709,729,368
Real Estate-5.80%
Alexandria Real Estate Equities, Inc.	149,427	26,530,764
American Tower Corp.	92,249	24,112,966
Apartment Investment & Management Co., Class A	603,614	23,432,295
AvalonBay Communities, Inc.	145,355	22,256,758
Boston Properties, Inc.	246,560	21,966,030
CBRE Group, Inc., Class A(b)	500,316	21,918,844
Crown Castle International Corp.	144,791	24,136,660
Digital Realty Trust, Inc.	174,991	28,093,055
Duke Realty Corp.	673,267	27,058,601
Equinix, Inc.	35,177	27,630,830
Equity Residential	374,400	20,079,072
Essex Property Trust, Inc.	95,307	21,038,067
Extra Space Storage, Inc.	246,114	25,433,421
Federal Realty Investment Trust	263,105	20,074,912
Healthpeak Properties, Inc.	866,116	23,636,306
Host Hotels & Resorts, Inc.	1,882,940	20,298,093
Iron Mountain, Inc.(c)	855,496	24,116,432
Kimco Realty Corp.	1,729,708	19,286,244
Mid-America Apartment Communities, Inc.	199,898	23,825,843
Prologis, Inc.	251,944	26,559,936
Public Storage	121,126	24,210,665
Realty Income Corp.	393,875	23,652,194
Regency Centers Corp.	497,010	20,392,320
SBA Communications Corp., Class A	80,050	24,938,777

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Simon Property Group, Inc.	313,240	$19,530,514
SL Green Realty Corp.	455,941	21,201,256
UDR, Inc.	608,880	22,041,456
Ventas, Inc.	603,929	23,166,716
Vornado Realty Trust	592,511	20,453,480
Welltower, Inc.	430,867	23,077,237
Weyerhaeuser Co.	1,093,741	30,416,937
		724,566,681
Utilities-5.61%
AES Corp. (The)	1,878,488	28,609,372
Alliant Energy Corp.	490,197	26,397,109
Ameren Corp.	331,700	26,615,608
American Electric Power Co., Inc.	290,983	25,280,603
American Water Works Co., Inc.	186,973	27,535,514
Atmos Energy Corp.	237,005	25,120,160
CenterPoint Energy, Inc.	1,322,261	25,136,182
CMS Energy Corp.	408,209	26,198,854
Consolidated Edison, Inc.	315,737	24,258,074
Dominion Energy, Inc.	286,258	23,195,486
DTE Energy Co.	226,509	26,191,236
Duke Energy Corp.	274,407	23,253,249
Edison International	413,399	23,013,922
Entergy Corp.	246,810	25,947,135
Evergy, Inc.	396,168	25,683,571
Eversource Energy	282,276	25,424,599
Exelon Corp.	627,839	24,240,864
FirstEnergy Corp.	588,660	17,071,140
NextEra Energy, Inc.	96,407	27,061,445
NiSource, Inc.	1,023,261	25,018,731
NRG Energy, Inc.	706,669	23,892,479
	Shares	Value
Utilities-(continued)
Pinnacle West Capital Corp.	314,793	$26,153,002
PPL Corp.	896,452	23,863,552
Public Service Enterprise Group, Inc.	478,764	26,782,058
Sempra Energy	191,863	23,879,269
Southern Co. (The)	423,730	23,139,895
WEC Energy Group, Inc.	263,519	25,102,820
Xcel Energy, Inc.	373,917	25,815,230
		699,881,159
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $11,765,953,236)		12,480,011,790
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.47%
Invesco Private Government Fund, 0.06%(d)(e)(f)	43,845,744	43,845,744
Invesco Private Prime Fund, 0.15%(d)(e)(f)	14,612,441	14,615,363
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,460,570)		58,461,107
TOTAL INVESTMENTS IN SECURITIES-100.42% (Cost $11,824,413,806)		12,538,472,897
OTHER ASSETS LESS LIABILITIES-(0.42)%		(52,844,233)
NET ASSETS-100.00%		$12,485,628,664

Investment Abbreviations:
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Ltd.	$20,082,859	$4,208,333	$(4,481,703)	$4,895,916	$(1,595,534)	$23,109,871	$359,214
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	443,536	62,952,387	(63,395,923)	-	-	-	1,017
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	63,329,675	202,927,976	(222,411,907)	-	-	43,845,744	5,735
Invesco Private Prime Fund	-	49,494,604	(34,881,905)	537	2,127	14,615,363	2,867
Total	$83,856,070	$319,583,300	$(325,171,438)	$4,896,453	$(1,593,407)	$81,570,978	$368,833

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Diversified Telecommunication Services-12.68%
AT&T, Inc.	29,449	$871,101
CenturyLink, Inc.	89,106	859,873
Verizon Communications, Inc.	15,889	913,300
		2,644,274
Entertainment-28.73%
Activision Blizzard, Inc.	12,531	1,035,436
Electronic Arts, Inc.(b)	7,364	1,042,890
Live Nation Entertainment, Inc.(b)	18,286	855,968
Netflix, Inc.(b)	2,148	1,050,114
Take-Two Interactive Software, Inc.(b)	6,703	1,099,426
Walt Disney Co. (The)	7,777	909,442
		5,993,276
Interactive Media & Services-13.99%
Alphabet, Inc., Class A(b)	318	473,168
Alphabet, Inc., Class C(b)	317	470,098
Facebook, Inc., Class A(b)	3,929	996,670
Twitter, Inc.(b)	26,892	978,869
		2,918,805
Media-40.02%
Charter Communications, Inc., Class A(b)	1,719	997,020
Comcast Corp., Class A	22,762	974,214
Discovery, Inc., Class A(b)(c)	14,066	296,793
Discovery, Inc., Class C(b)	29,835	565,373
DISH Network Corp., Class A(b)	27,468	881,997
Fox Corp., Class A	21,859	563,306
Fox Corp., Class B	10,011	257,983
	Shares	Value
Media-(continued)
Interpublic Group of Cos., Inc. (The)	51,979	$938,221
News Corp., Class A	58,315	741,767
News Corp., Class B	18,276	233,202
Omnicom Group, Inc.	16,322	876,981
ViacomCBS, Inc., Class B	39,222	1,022,518
		8,349,375
Wireless Telecommunication Services-4.52%
T-Mobile US, Inc.(b)	8,779	942,689
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $20,937,592)		20,848,419
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.45%
Invesco Private Government Fund, 0.06%(d)(e)(f)	227,168	227,168
Invesco Private Prime Fund, 0.15%(d)(e)(f)	75,707	75,723
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $302,891)		302,891
TOTAL INVESTMENTS IN SECURITIES-101.39% (Cost $21,240,483)		21,151,310
OTHER ASSETS LESS LIABILITIES-(1.39)%		(290,556)
NET ASSETS-100.00%		$20,860,754
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$1,647,126	$(1,419,958)	$-	$-	$227,168	$12
Invesco Private Prime Fund	-	430,189	(354,487)	-	21	75,723	8
Total	$-	$2,077,315	$(1,774,445)	$-	$21	$302,891	$20

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Auto Components-3.38%
Aptiv PLC(b)	20,743	$1,612,768
BorgWarner, Inc.	46,768	1,711,709
		3,324,477
Automobiles-3.05%
Ford Motor Co.	242,890	1,605,503
General Motors Co.	56,116	1,396,727
		3,002,230
Distributors-3.42%
Genuine Parts Co.	18,333	1,652,720
LKQ Corp.(b)	60,622	1,708,934
		3,361,654
Diversified Consumer Services-1.30%
H&R Block, Inc.	87,804	1,273,158
Hotels, Restaurants & Leisure-20.35%
Carnival Corp.	78,536	1,090,080
Chipotle Mexican Grill, Inc.(b)	1,579	1,823,998
Darden Restaurants, Inc.	20,663	1,568,322
Domino’s Pizza, Inc.	4,153	1,605,591
Hilton Worldwide Holdings, Inc.	20,262	1,520,663
Las Vegas Sands Corp.	31,461	1,372,958
Marriott International, Inc., Class A	17,008	1,425,695
McDonald’s Corp.	8,295	1,611,552
MGM Resorts International	81,854	1,317,031
Norwegian Cruise Line Holdings Ltd.(b)(c)	76,543	1,044,046
Royal Caribbean Cruises Ltd.	25,644	1,249,119
Starbucks Corp.	20,541	1,572,003
Wynn Resorts Ltd.	17,004	1,231,600
Yum! Brands, Inc.	17,194	1,565,514
		19,998,172
Household Durables-16.77%
D.R. Horton, Inc.	29,060	1,922,610
Garmin Ltd.	17,116	1,687,466
Leggett & Platt, Inc.	47,812	1,916,783
Lennar Corp., Class A	26,482	1,915,973
Mohawk Industries, Inc.(b)	16,059	1,282,311
Newell Brands, Inc.	102,559	1,681,968
NVR, Inc.(b)	498	1,957,215
PulteGroup, Inc.	46,302	2,018,767
Whirlpool Corp.	12,851	2,096,255
		16,479,348
Internet & Direct Marketing Retail-7.03%
Amazon.com, Inc.(b)	613	1,939,949
Booking Holdings, Inc.(b)	966	1,605,618
eBay, Inc.	32,925	1,820,094
Expedia Group, Inc.	19,020	1,540,810
		6,906,471
Leisure Products-1.56%
Hasbro, Inc.	21,122	1,536,837
	Shares	Value
Multiline Retail-6.38%
Dollar General Corp.	8,527	$1,623,541
Dollar Tree, Inc.(b)	17,875	1,668,631
Kohl’s Corp.	67,576	1,286,647
Target Corp.	13,421	1,689,436
		6,268,255
Specialty Retail-25.39%
Advance Auto Parts, Inc.	11,565	1,736,369
AutoZone, Inc.(b)	1,427	1,722,988
Best Buy Co., Inc.	20,180	2,009,726
CarMax, Inc.(b)	17,435	1,690,672
Gap, Inc. (The)	148,870	1,990,392
Home Depot, Inc. (The)	6,470	1,717,720
L Brands, Inc.	100,258	2,447,298
Lowe’s Cos., Inc.	12,450	1,853,930
O’Reilly Automotive, Inc.(b)	3,823	1,825,024
Ross Stores, Inc.	16,967	1,521,431
Tiffany & Co.	13,170	1,650,991
TJX Cos., Inc. (The)	29,908	1,554,917
Tractor Supply Co.	13,249	1,891,162
Ulta Beauty, Inc.(b)	6,926	1,336,649
		24,949,269
Textiles, Apparel & Luxury Goods-11.41%
Hanesbrands, Inc.	133,879	1,891,710
NIKE, Inc., Class B	16,273	1,588,407
PVH Corp.	31,627	1,538,970
Ralph Lauren Corp.	20,983	1,496,088
Tapestry, Inc.	108,361	1,447,703
Under Armour, Inc., Class A(b)	84,023	883,922
Under Armour, Inc., Class C(b)	86,874	824,434
VF Corp.	25,619	1,546,363
		11,217,597
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $102,583,292)		98,317,468
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.12%
Invesco Private Government Fund, 0.06%(d)(e)(f)	824,117	824,117
Invesco Private Prime Fund, 0.15%(d)(e)(f)	274,651	274,706
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,098,823)		1,098,823
TOTAL INVESTMENTS IN SECURITIES-101.16% (Cost $103,682,115)		99,416,291
OTHER ASSETS LESS LIABILITIES-(1.16)%		(1,136,355)
NET ASSETS-100.00%		$98,279,936
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$17,895	$88,736	$(106,631)	$-	$-	$-	$6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	705,479	9,976,705	(9,858,067)	-	-	824,117	119
Invesco Private Prime Fund	-	1,837,135	(1,562,485)	-	56	274,706	56
Total	$723,374	$11,902,576	$(11,527,183)	$-	$56	$1,098,823	$181

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Beverages-18.00%
Brown-Forman Corp., Class B	233,072	$16,161,212
Coca-Cola Co. (The)	333,507	15,754,871
Constellation Brands, Inc., Class A	89,311	15,915,220
Molson Coors Beverage Co., Class B	399,682	14,996,069
Monster Beverage Corp.(b)	222,664	17,474,671
PepsiCo, Inc.	117,891	16,228,875
		96,530,918
Food & Staples Retailing-14.82%
Costco Wholesale Corp.	50,914	16,574,034
Kroger Co. (The)	471,417	16,400,598
Sysco Corp.	280,279	14,812,745
Walgreens Boots Alliance, Inc.	367,341	14,954,452
Walmart, Inc.	129,165	16,713,951
		79,455,780
Food Products-39.57%
Archer-Daniels-Midland Co.	385,694	16,519,274
Campbell Soup Co.	323,092	16,015,670
Conagra Brands, Inc.	469,235	17,572,851
General Mills, Inc.	252,833	15,996,744
Hershey Co. (The)	117,790	17,127,844
Hormel Foods Corp.	325,861	16,573,291
JM Smucker Co. (The)	145,252	15,883,306
Kellogg Co.	239,156	16,499,373
Kraft Heinz Co. (The)	478,236	16,441,754
Lamb Weston Holdings, Inc.	234,076	14,063,286
	Shares	Value
Food Products-(continued)
McCormick & Co., Inc.	91,317	$17,797,683
Mondelez International, Inc., Class A	299,782	16,634,903
Tyson Foods, Inc., Class A	244,500	15,024,525
		212,150,504
Household Products-16.41%
Church & Dwight Co., Inc.	208,100	20,046,273
Clorox Co. (The)	74,142	17,535,324
Colgate-Palmolive Co.	208,929	16,129,319
Kimberly-Clark Corp.	111,872	17,009,019
Procter & Gamble Co. (The)	131,534	17,246,738
		87,966,673
Personal Products-5.09%
Coty, Inc., Class A	3,122,776	11,585,499
Estee Lauder Cos., Inc. (The), Class A	79,465	15,697,516
		27,283,015
Tobacco-6.08%
Altria Group, Inc.	388,651	15,992,989
Philip Morris International, Inc.	215,960	16,587,887
		32,580,876
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $518,207,939)		535,967,766
OTHER ASSETS LESS LIABILITIES-0.03%		187,096
NET ASSETS-100.00%		$536,154,862
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$2,752,286	$(2,752,286)	$-	$-	$-	$81
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	511,529	(511,529)	-	-	-	-
Total	$-	$3,263,815	$(3,263,815)	$-	$-	$-	$81
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.75%
Energy Equipment & Services-20.46%
Baker Hughes Co., Class A	270,056	$4,183,168
Halliburton Co.	336,840	4,826,917
National Oilwell Varco, Inc.	337,114	3,880,182
Schlumberger Ltd.	226,567	4,109,925
TechnipFMC PLC (United Kingdom)	541,493	4,348,189
		21,348,381
Oil, Gas & Consumable Fuels-79.29%
Apache Corp.(b)	312,615	4,798,640
Cabot Oil & Gas Corp.	214,487	4,010,907
Chevron Corp.	46,593	3,911,016
Concho Resources, Inc.	74,230	3,900,044
ConocoPhillips	98,436	3,680,522
Devon Energy Corp.	336,312	3,527,913
Diamondback Energy, Inc.	91,667	3,653,847
EOG Resources, Inc.	81,878	3,835,984
Exxon Mobil Corp.	91,266	3,840,473
Hess Corp.	86,779	4,270,395
HollyFrontier Corp.	137,183	3,772,533
Kinder Morgan, Inc.	277,725	3,915,923
Marathon Oil Corp.(c)	654,226	3,591,701
Marathon Petroleum Corp.	117,559	4,490,754
Noble Energy, Inc.	419,983	4,195,630
Occidental Petroleum Corp.	232,699	3,662,682
Occidental Petroleum Corp., Wts., expiring August 3, 2027(c)	25,642	143,595
ONEOK, Inc.	126,288	3,524,698
Phillips 66	55,716	3,455,506
Pioneer Natural Resources Co.	43,832	4,248,197
Valero Energy Corp.	67,486	3,794,738
Williams Cos., Inc. (The)	236,139	4,517,339
		82,743,037
Total Common Stocks & Other Equity Interests (Cost $157,180,421)		104,091,418
	Shares	Value

Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $57,994)	57,994	$57,994
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $157,238,415)		104,149,412
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.02%
Invesco Private Government Fund, 0.06%(d)(e)(f)	14,274	14,274
Invesco Private Prime Fund, 0.15%(d)(e)(f)	4,288	4,289
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,563)		18,563
TOTAL INVESTMENTS IN SECURITIES-99.82% (Cost $157,256,978)		104,167,975
OTHER ASSETS LESS LIABILITIES-0.18%		187,088
NET ASSETS-100.00%		$104,355,063

Investment Abbreviations:
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$1,034,499	$(976,505)	$-	$-	$57,994	$18
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,242,654	4,053,137	(5,281,517)	-	-	14,274	19
Invesco Private Prime Fund	-	4,851	(562)	-	-	4,289	1
Total	$1,242,654	$5,092,487	$(6,258,584)	$-	$-	$76,557	$38

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Energy ETF (RYE)—(continued)
July 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.88%
Banks-25.85%
Bank of America Corp.	92,742	$2,307,421
Citigroup, Inc.	43,980	2,199,440
Citizens Financial Group, Inc.	88,997	2,208,016
Comerica, Inc.	58,584	2,256,656
Fifth Third Bancorp	110,209	2,188,751
First Republic Bank	21,576	2,426,868
Huntington Bancshares, Inc.	231,960	2,150,269
JPMorgan Chase & Co.	23,009	2,223,590
KeyCorp	173,444	2,083,062
M&T Bank Corp.	21,044	2,229,612
People’s United Financial, Inc.	188,380	2,032,620
PNC Financial Services Group, Inc. (The)	20,749	2,213,296
Regions Financial Corp.	192,682	2,092,526
SVB Financial Group(b)	11,046	2,477,286
Truist Financial Corp.	58,094	2,176,201
U.S. Bancorp	61,264	2,256,966
Wells Fargo & Co.	81,977	1,988,762
Zions Bancorporation N.A.	65,887	2,139,351
		39,650,693
Capital Markets-32.16%
Ameriprise Financial, Inc.	15,671	2,407,536
Bank of New York Mellon Corp. (The)	59,786	2,143,328
BlackRock, Inc.	4,360	2,507,044
Cboe Global Markets, Inc.	22,952	2,012,890
Charles Schwab Corp. (The)	62,717	2,079,069
CME Group, Inc., Class A	13,124	2,180,946
E*TRADE Financial Corp.	48,303	2,452,343
Franklin Resources, Inc.	105,463	2,219,996
Goldman Sachs Group, Inc. (The)	11,387	2,254,170
Intercontinental Exchange, Inc.	24,642	2,384,853
Invesco Ltd.(c)	221,753	2,226,400
MarketAxess Holdings, Inc.	4,663	2,409,372
Moody’s Corp.	8,607	2,421,149
Morgan Stanley	49,753	2,431,927
MSCI, Inc.	7,172	2,696,529
Nasdaq, Inc.	19,999	2,626,069
Northern Trust Corp.	27,486	2,153,528
Raymond James Financial, Inc.	32,094	2,229,891
S&P Global, Inc.	7,251	2,539,663
State Street Corp.	36,407	2,322,402
T. Rowe Price Group, Inc.	19,040	2,629,424
		49,328,529
	Shares	Value
Consumer Finance-5.51%
American Express Co.	22,602	$2,109,219
Capital One Financial Corp.	32,463	2,071,139
Discover Financial Services	43,271	2,138,885
Synchrony Financial	96,675	2,139,418
		8,458,661
Diversified Financial Services-1.62%
Berkshire Hathaway, Inc., Class B(b)	12,680	2,482,491
Insurance-34.74%
Aflac, Inc.	62,720	2,230,950
Allstate Corp. (The)	24,015	2,266,776
American International Group, Inc.	69,555	2,235,498
Aon PLC, Class A	12,646	2,595,212
Arthur J. Gallagher & Co.	24,154	2,596,313
Assurant, Inc.	21,470	2,307,381
Chubb Ltd.	18,318	2,330,782
Cincinnati Financial Corp.	37,735	2,940,689
Everest Re Group Ltd.	10,692	2,339,303
Globe Life, Inc.	30,274	2,409,810
Hartford Financial Services Group, Inc. (The)	57,400	2,429,168
Lincoln National Corp.	56,363	2,100,649
Loews Corp.	69,728	2,538,797
Marsh & McLennan Cos., Inc.	22,078	2,574,295
MetLife, Inc.	61,358	2,322,400
Principal Financial Group, Inc.	54,865	2,327,922
Progressive Corp. (The)	30,076	2,717,066
Prudential Financial, Inc.	36,381	2,305,464
Travelers Cos., Inc. (The)	20,322	2,325,243
Unum Group	134,534	2,318,021
W.R. Berkley Corp.	40,295	2,488,216
Willis Towers Watson PLC	12,303	2,583,753
		53,283,708
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $183,420,746)		153,204,082
OTHER ASSETS LESS LIABILITIES-0.12%		180,194
NET ASSETS-100.00%		$153,384,276
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Ltd.	$2,233,244	$114,222	$(456,761)	$437,043	$(101,348)	$2,226,400	$38,833
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,657,038	(1,657,038)	-	-	-	28
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RYF)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$316,714	$(316,714)	$-	$-	$-	$1
Invesco Private Prime Fund	-	89,300	(89,300)	-	-	-	-
Total	$2,233,244	$2,177,274	$(2,519,813)	$437,043	$(101,348)	$2,226,400	$38,862
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Biotechnology-11.90%
AbbVie, Inc.	116,294	$11,037,464
Alexion Pharmaceuticals, Inc.(b)	98,376	10,082,556
Amgen, Inc.	49,346	12,073,486
Biogen, Inc.(b)	38,502	10,576,114
Gilead Sciences, Inc.	146,892	10,213,401
Incyte Corp.(b)	116,786	11,533,785
Regeneron Pharmaceuticals, Inc.(b)	18,274	11,550,447
Vertex Pharmaceuticals, Inc.(b)	40,038	10,890,336
		87,957,589
Health Care Equipment & Supplies-37.02%
Abbott Laboratories	120,788	12,156,104
ABIOMED, Inc.(b)	44,491	13,344,631
Align Technology, Inc.(b)	42,771	12,566,975
Baxter International, Inc.	128,052	11,061,132
Becton, Dickinson and Co.	46,572	13,102,566
Boston Scientific Corp.(b)	304,173	11,731,953
Cooper Cos., Inc. (The)	37,283	10,548,479
Danaher Corp.	63,859	13,014,464
DENTSPLY SIRONA, Inc.	247,868	11,054,913
DexCom, Inc.(b)	29,043	12,649,388
Edwards Lifesciences Corp.(b)	158,172	12,402,267
Hologic, Inc.(b)	214,407	14,961,320
IDEXX Laboratories, Inc.(b)	35,507	14,122,909
Intuitive Surgical, Inc.(b)	19,256	13,198,833
Medtronic PLC	115,358	11,129,740
ResMed, Inc.	66,915	13,550,957
STERIS PLC	70,824	11,305,635
Stryker Corp.	57,258	11,067,971
Teleflex, Inc.	30,525	11,388,878
Varian Medical Systems, Inc.(b)	93,265	13,310,781
West Pharmaceutical Services, Inc.	53,567	14,402,559
Zimmer Biomet Holdings, Inc.	85,890	11,583,125
		273,655,580
Health Care Providers & Services-23.59%
AmerisourceBergen Corp.	113,339	11,355,435
Anthem, Inc.	40,463	11,078,769
Cardinal Health, Inc.	203,299	11,104,191
Centene Corp.(b)	173,596	11,327,139
Cigna Corp.	56,586	9,771,836
	Shares	Value
Health Care Providers & Services-(continued)
CVS Health Corp.	167,615	$10,549,688
DaVita, Inc.(b)	137,412	12,008,435
HCA Healthcare, Inc.	106,937	13,542,502
Henry Schein, Inc.(b)	189,873	13,049,971
Humana, Inc.	28,392	11,142,440
Laboratory Corp. of America Holdings(b)	64,106	12,367,330
McKesson Corp.	72,530	10,891,105
Quest Diagnostics, Inc.	97,220	12,353,746
UnitedHealth Group, Inc.	37,708	11,417,228
Universal Health Services, Inc., Class B	112,497	12,363,420
		174,323,235
Health Care Technology-1.51%
Cerner Corp.	160,581	11,152,351
Life Sciences Tools & Services-13.62%
Agilent Technologies, Inc.	124,869	12,028,631
Bio-Rad Laboratories, Inc., Class A(b)	23,956	12,574,265
Illumina, Inc.(b)	31,476	12,028,868
IQVIA Holdings, Inc.(b)	77,456	12,268,256
Mettler-Toledo International, Inc.(b)	14,066	13,151,710
PerkinElmer, Inc.	110,691	13,162,267
Thermo Fisher Scientific, Inc.	31,647	13,100,275
Waters Corp.(b)	57,946	12,351,190
		100,665,462
Pharmaceuticals-12.34%
Bristol-Myers Squibb Co.	191,428	11,229,166
Eli Lilly and Co.	74,909	11,258,073
Johnson & Johnson	75,642	11,025,578
Merck & Co., Inc.	140,924	11,307,742
Mylan N.V.(b)	674,561	10,867,178
Perrigo Co. PLC	208,827	11,072,007
Pfizer, Inc.	318,593	12,259,459
Zoetis, Inc.	80,201	12,164,888
		91,184,091
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $609,945,780)		738,938,308
OTHER ASSETS LESS LIABILITIES-0.02%		157,787
NET ASSETS-100.00%		$739,096,095
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$8,301,621	$(8,301,621)	$-	$-	$-	$45
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Aerospace & Defense-13.54%
Boeing Co. (The)	21,506	$3,397,948
General Dynamics Corp.	27,313	4,007,910
Howmet Aerospace, Inc.	291,187	4,303,744
Huntington Ingalls Industries, Inc.	22,358	3,883,808
L3Harris Technologies, Inc.	21,103	3,552,268
Lockheed Martin Corp.	10,664	4,041,336
Northrop Grumman Corp.	12,839	4,172,804
Raytheon Technologies Corp.	62,356	3,534,338
Teledyne Technologies, Inc.(b)	12,213	3,745,727
Textron, Inc.	119,362	4,170,508
TransDigm Group, Inc.	9,107	3,930,399
		42,740,790
Air Freight & Logistics-6.49%
C.H. Robinson Worldwide, Inc.	52,447	4,915,333
Expeditors International of Washington, Inc.	55,406	4,682,361
FedEx Corp.	30,709	5,171,396
United Parcel Service, Inc., Class B	40,162	5,733,527
		20,502,617
Airlines-5.21%
Alaska Air Group, Inc.	105,959	3,649,228
American Airlines Group, Inc.(c)	243,511	2,707,842
Delta Air Lines, Inc.	133,958	3,344,931
Southwest Airlines Co.	113,648	3,510,587
United Airlines Holdings, Inc.(b)	102,792	3,225,613
		16,438,201
Building Products-10.55%
A.O. Smith Corp.	86,836	4,180,285
Allegion PLC	39,803	3,958,807
Carrier Global Corp.	189,251	5,155,197
Fortune Brands Home & Security, Inc.	69,802	5,339,853
Johnson Controls International PLC	118,338	4,553,646
Masco Corp.	89,014	5,088,040
Trane Technologies PLC	45,099	5,045,225
		33,321,053
Commercial Services & Supplies-7.25%
Cintas Corp.	15,308	4,621,026
Copart, Inc.(b)	47,942	4,470,591
Republic Services, Inc.	49,887	4,352,641
Rollins, Inc.	98,445	5,158,518
Waste Management, Inc.	39,243	4,301,033
		22,903,809
Construction & Engineering-2.76%
Jacobs Engineering Group, Inc.	50,648	4,322,807
Quanta Services, Inc.	110,036	4,398,139
		8,720,946
Electrical Equipment-5.43%
AMETEK, Inc.	46,502	4,336,312
Eaton Corp. PLC	47,397	4,414,083
Emerson Electric Co.	66,448	4,120,440
Rockwell Automation, Inc.	19,588	4,272,926
		17,143,761
Industrial Conglomerates-5.10%
3M Co.	26,313	3,959,317
General Electric Co.	562,264	3,412,942
Honeywell International, Inc.	28,205	4,212,981
Roper Technologies, Inc.	10,455	4,521,265
		16,106,505
	Shares	Value
Machinery-23.99%
Caterpillar, Inc.	33,101	$4,398,461
Cummins, Inc.	24,399	4,715,351
Deere & Co.	26,303	4,637,482
Dover Corp.	42,197	4,343,337
Flowserve Corp.	145,593	4,057,677
Fortive Corp.	64,047	4,495,459
IDEX Corp.	26,709	4,402,177
Illinois Tool Works, Inc.	24,709	4,570,918
Ingersoll Rand, Inc.(b)	130,564	4,124,517
Otis Worldwide Corp.	72,745	4,564,021
PACCAR, Inc.	55,708	4,739,637
Parker-Hannifin Corp.	22,636	4,050,033
Pentair PLC	108,704	4,657,966
Snap-on, Inc.	30,196	4,404,691
Stanley Black & Decker, Inc.	31,098	4,767,945
Wabtec Corp.	66,949	4,163,558
Xylem, Inc.	63,542	4,637,295
		75,730,525
Professional Services-6.75%
Equifax, Inc.	24,261	3,943,868
IHS Markit Ltd.	58,396	4,714,309
Nielsen Holdings PLC	269,605	3,890,400
Robert Half International, Inc.	79,488	4,043,555
Verisk Analytics, Inc.	25,056	4,728,318
		21,320,450
Road & Rail-8.53%
CSX Corp.	58,597	4,180,310
J.B. Hunt Transport Services, Inc.	35,736	4,624,238
Kansas City Southern	27,688	4,758,183
Norfolk Southern Corp.	22,887	4,399,110
Old Dominion Freight Line, Inc.	25,812	4,718,950
Union Pacific Corp.	24,538	4,253,662
		26,934,453
Trading Companies & Distributors-4.37%
Fastenal Co.	101,756	4,786,602
United Rentals, Inc.(b)	28,406	4,413,440
W.W. Grainger, Inc.	13,412	4,580,601
		13,780,643
Total Common Stocks & Other Equity Interests (Cost $314,681,189)		315,643,753

Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $31,877)	31,877	31,877
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $314,713,066)		315,675,630
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.82%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,954,348	1,954,348
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.15%(d)(e)(f)	650,992	$651,122
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,605,470)		2,605,470
TOTAL INVESTMENTS IN SECURITIES-100.80% (Cost $317,318,536)		318,281,100
OTHER ASSETS LESS LIABILITIES-(0.80)%		(2,531,911)
NET ASSETS-100.00%		$315,749,189
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$963,084	$(931,207)	$-	$-	$31,877	$24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,922,014	7,860,848	(7,828,514)	-	-	1,954,348	172
Invesco Private Prime Fund	-	1,618,512	(967,455)	-	65	651,122	96
Total	$1,922,014	$10,442,444	$(9,727,176)	$-	$65	$2,637,347	$292

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Chemicals-56.98%
Air Products and Chemicals, Inc.	22,827	$6,542,903
Albemarle Corp.(b)	69,387	5,721,652
Celanese Corp.	60,605	5,890,806
CF Industries Holdings, Inc.	182,482	5,717,161
Corteva, Inc.	194,801	5,563,516
Dow, Inc.	130,119	5,342,686
DuPont de Nemours, Inc.	105,175	5,624,759
Eastman Chemical Co.	77,047	5,750,018
Ecolab, Inc.	26,288	4,917,959
FMC Corp.	55,114	5,844,840
International Flavors & Fragrances, Inc.(b)	42,295	5,327,055
Linde PLC (United Kingdom)	26,570	6,512,573
LyondellBasell Industries N.V., Class A	80,544	5,035,611
Mosaic Co. (The)	403,983	5,441,651
PPG Industries, Inc.	52,791	5,682,951
Sherwin-Williams Co. (The)	9,800	6,349,616
		91,265,757
Construction Materials-7.03%
Martin Marietta Materials, Inc.	27,229	5,641,304
Vulcan Materials Co.	47,860	5,619,721
		11,261,025
Containers & Packaging-24.16%
Amcor PLC	546,879	5,632,854
Avery Dennison Corp.	47,271	5,357,695
Ball Corp.	78,514	5,780,986
International Paper Co.	153,633	5,344,892
Packaging Corp. of America	54,236	5,213,164
Sealed Air Corp.	175,439	6,259,664
Westrock Co.	190,176	5,108,127
		38,697,382
	Shares	Value
Metals & Mining-11.72%
Freeport-McMoRan, Inc.	511,433	$6,607,714
Newmont Corp.	96,752	6,695,239
Nucor Corp.	130,219	5,462,687
		18,765,640
Total Common Stocks & Other Equity Interests (Cost $168,091,745)		159,989,804

Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $87,483)	87,483	87,483
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $168,179,228)		160,077,287
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.42%
Invesco Private Government Fund, 0.06%(c)(d)(e)	501,740	501,740
Invesco Private Prime Fund, 0.15%(c)(d)(e)	167,213	167,247
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $668,987)		668,987
TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $168,848,215)		160,746,274
OTHER ASSETS LESS LIABILITIES-(0.36)%		(575,128)
NET ASSETS-100.00%		$160,171,146
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$44,989	$817,067	$(774,573)	$-	$-	$87,483	$31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,254,198	13,953,222	(20,705,680)	-	-	501,740	216
Invesco Private Prime Fund	-	2,473,652	(2,306,436)	-	31	167,247	65
Total	$7,299,187	$17,243,941	$(23,786,689)	$-	$31	$756,470	$312

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Equity REITs-96.87%
Alexandria Real Estate Equities, Inc.	4,105	$728,843
American Tower Corp.	2,528	660,794
Apartment Investment & Management Co., Class A	16,507	640,802
AvalonBay Communities, Inc.	3,985	610,183
Boston Properties, Inc.	6,774	603,496
Crown Castle International Corp.	3,978	663,133
Digital Realty Trust, Inc.	4,807	771,716
Duke Realty Corp.	18,496	743,354
Equinix, Inc.	966	758,774
Equity Residential	10,237	549,010
Essex Property Trust, Inc.	2,614	577,014
Extra Space Storage, Inc.	6,761	698,682
Federal Realty Investment Trust	7,193	548,826
Healthpeak Properties, Inc.	23,684	646,336
Host Hotels & Resorts, Inc.	51,631	556,582
Iron Mountain, Inc.(b)	23,459	661,309
Kimco Realty Corp.	47,429	528,833
Mid-America Apartment Communities, Inc.	5,491	654,472
Prologis, Inc.	6,921	729,612
Public Storage	3,322	664,001
Realty Income Corp.	10,770	646,739
Regency Centers Corp.	13,627	559,116
SBA Communications Corp., Class A	2,199	685,076
Simon Property Group, Inc.	8,589	535,524
SL Green Realty Corp.	12,468	579,762
UDR, Inc.	16,649	602,694
Ventas, Inc.	16,560	635,242
Vornado Realty Trust	16,199	559,189
Welltower, Inc.	11,814	632,758
Weyerhaeuser Co.	30,043	835,496
		19,267,368
	Shares	Value
Real Estate Management & Development-3.02%
CBRE Group, Inc., Class A(c)	13,682	$599,409
Total Common Stocks & Other Equity Interests (Cost $24,304,829)		19,866,777

Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $22,976)	22,976	22,976
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $24,327,805)		19,889,753
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.39%
Invesco Private Government Fund, 0.06%(d)(e)(f)	505,133	505,133
Invesco Private Prime Fund, 0.15%(d)(e)(f)	168,344	168,378
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $673,511)		673,511
TOTAL INVESTMENTS IN SECURITIES-103.39% (Cost $25,001,316)		20,563,264
OTHER ASSETS LESS LIABILITIES-(3.39)%		(673,856)
NET ASSETS-100.00%		$19,889,408

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2020.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$216,787	$(193,811)	$-	$-	$22,976	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,505,262	(1,000,129)	-	-	505,133	29
Invesco Private Prime Fund	-	603,560	(435,197)	-	15	168,378	19
Total	$-	$2,325,609	$(1,629,137)	$-	$15	$696,487	$50

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)—(continued)
July 31, 2020
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communications Equipment-6.84%
Arista Networks, Inc.(b)	100,623	$26,138,837
Cisco Systems, Inc.	497,385	23,426,833
F5 Networks, Inc.(b)	159,758	21,711,112
Juniper Networks, Inc.	938,349	23,815,298
Motorola Solutions, Inc.	159,440	22,289,712
		117,381,792
Electronic Equipment, Instruments & Components-11.37%
Amphenol Corp., Class A	235,944	24,953,437
CDW Corp.	196,469	22,839,521
Corning, Inc.	832,423	25,805,113
FLIR Systems, Inc.	543,315	22,634,503
IPG Photonics Corp.(b)	143,572	25,700,824
Keysight Technologies, Inc.(b)	234,317	23,405,925
TE Connectivity Ltd.	285,243	25,406,594
Zebra Technologies Corp., Class A(b)	86,778	24,362,924
		195,108,841
IT Services-27.53%
Accenture PLC, Class A	111,202	24,995,985
Akamai Technologies, Inc.(b)	223,413	25,120,558
Automatic Data Processing, Inc.	152,487	20,267,047
Broadridge Financial Solutions, Inc.	184,306	24,759,668
Cognizant Technology Solutions Corp., Class A	409,074	27,947,936
DXC Technology Co.	1,377,824	24,676,828
Fidelity National Information Services, Inc.	163,534	23,926,659
Fiserv, Inc.(b)	223,413	22,294,383
FleetCor Technologies, Inc.(b)	86,555	22,380,526
Gartner, Inc.(b)	188,809	23,533,154
Global Payments, Inc.	125,531	22,347,029
International Business Machines Corp.	183,884	22,606,699
Jack Henry & Associates, Inc.	130,142	23,204,319
Leidos Holdings, Inc.	226,642	21,567,253
Mastercard, Inc., Class A	75,279	23,225,830
Paychex, Inc.	303,921	21,857,998
PayPal Holdings, Inc.(b)	144,386	28,309,763
VeriSign, Inc.(b)	109,798	23,242,041
Visa, Inc., Class A	116,598	22,200,259
Western Union Co. (The)	995,433	24,169,113
		472,633,048
Semiconductors & Semiconductor Equipment-23.54%
Advanced Micro Devices, Inc.(b)	419,012	32,444,099
Analog Devices, Inc.	189,319	21,743,287
Applied Materials, Inc.	396,414	25,501,313
Broadcom, Inc.	74,662	23,649,188
Intel Corp.	377,838	18,034,208
KLA Corp.	121,378	24,254,966
Lam Research Corp.	78,791	29,716,813
Maxim Integrated Products, Inc.	392,251	26,708,371
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Microchip Technology, Inc.	225,004	$22,889,657
Micron Technology, Inc.(b)	460,407	23,045,672
NVIDIA Corp.	62,739	26,638,352
Qorvo, Inc.(b)	205,852	26,379,934
QUALCOMM, Inc.	262,988	27,774,163
Skyworks Solutions, Inc.	176,639	25,715,106
Texas Instruments, Inc.	180,826	23,064,356
Xilinx, Inc.	247,158	26,532,411
		404,091,896
Software-21.26%
Adobe, Inc.(b)	55,142	24,500,693
ANSYS, Inc.(b)	82,943	25,762,096
Autodesk, Inc.(b)	100,544	23,771,618
Cadence Design Systems, Inc.(b)	250,583	27,376,193
Citrix Systems, Inc.	159,281	22,738,955
Fortinet, Inc.(b)	171,989	23,786,079
Intuit, Inc.	79,867	24,468,853
Microsoft Corp.	119,406	24,479,424
NortonLifeLock, Inc.	1,129,329	24,224,107
Oracle Corp.	432,263	23,968,983
Paycom Software, Inc.(b)	74,034	21,053,049
salesforce.com, inc.(b)	128,016	24,943,918
ServiceNow, Inc.(b)	58,207	25,564,514
Synopsys, Inc.(b)	124,817	24,866,043
Tyler Technologies, Inc.(b)	65,411	23,368,080
		364,872,605
Technology Hardware, Storage & Peripherals-9.43%
Apple, Inc.	66,168	28,124,047
Hewlett Packard Enterprise Co.	2,208,589	21,798,773
HP, Inc.	1,376,977	24,207,256
NetApp, Inc.	527,961	23,388,672
Seagate Technology PLC	442,939	20,029,702
Western Digital Corp.	521,935	22,495,398
Xerox Holdings Corp.	1,314,020	21,878,433
		161,922,281
Total Common Stocks & Other Equity Interests (Cost $1,385,465,607)		1,716,010,463

Money Market Funds-0.04%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(c)(d) (Cost $731,415)	731,415	731,415
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $1,386,197,022)		1,716,741,878
OTHER ASSETS LESS LIABILITIES-(0.01)%		(96,606)
NET ASSETS-100.00%		$1,716,645,272
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)
July 31, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$322,526	$8,300,869	$(7,891,980)	$-	$-	$731,415	$143

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Electric Utilities-52.25%
Alliant Energy Corp.	180,697	$9,730,533
American Electric Power Co., Inc.	107,247	9,317,619
Duke Energy Corp.	101,140	8,570,604
Edison International	152,386	8,483,329
Entergy Corp.	90,985	9,565,253
Evergy, Inc.	146,019	9,466,412
Eversource Energy	104,055	9,372,234
Exelon Corp.	231,413	8,934,856
FirstEnergy Corp.	216,989	6,292,681
NextEra Energy, Inc.	35,531	9,973,552
NRG Energy, Inc.	260,476	8,806,694
Pinnacle West Capital Corp.	116,043	9,640,852
PPL Corp.	330,428	8,795,993
Southern Co. (The)	156,184	8,529,208
Xcel Energy, Inc.	137,829	9,515,714
		134,995,534
Gas Utilities-3.58%
Atmos Energy Corp.	87,353	9,258,545
Independent Power and Renewable Electricity Producers-4.08%
AES Corp. (The)	692,411	10,545,420
Multi-Utilities-36.00%
Ameren Corp.	122,270	9,810,945
CenterPoint Energy, Inc.	487,380	9,265,094
	Shares	Value
Multi-Utilities-(continued)
CMS Energy Corp.	150,478	$9,657,678
Consolidated Edison, Inc.	116,381	8,941,552
Dominion Energy, Inc.	105,506	8,549,151
DTE Energy Co.	83,496	9,654,642
NiSource, Inc.	377,165	9,221,684
Public Service Enterprise Group, Inc.	176,480	9,872,291
Sempra Energy	70,721	8,801,936
WEC Energy Group, Inc.	97,141	9,253,652
		93,028,625
Water Utilities-3.93%
American Water Works Co., Inc.	68,920	10,149,848
Total Common Stocks & Other Equity Interests (Cost $253,029,676)		257,977,972

Money Market Funds-0.03%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(b)(c) (Cost $78,947)	78,947	78,947
TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $253,108,623)		258,056,919
OTHER ASSETS LESS LIABILITIES-0.13%		330,771
NET ASSETS-100.00%		$258,387,690
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$3,029,825	$(2,950,878)	$-	$-	$78,947	$60

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.21%
Communication Services-2.37%
AMC Networks, Inc., Class A(b)	5,699	$131,647
Cable One, Inc.	93	169,498
Cinemark Holdings, Inc.	10,164	120,240
John Wiley & Sons, Inc., Class A	4,388	148,446
New York Times Co. (The), Class A	3,919	180,823
TEGNA, Inc.	14,167	166,887
Telephone & Data Systems, Inc.	7,888	153,185
TripAdvisor, Inc.	7,789	157,571
World Wrestling Entertainment, Inc., Class A	3,575	166,631
Yelp, Inc.(b)	6,764	168,965
		1,563,893
Consumer Discretionary-15.56%
Aaron’s, Inc.	3,650	190,457
Adient PLC(b)	8,758	145,733
Adtalem Global Education, Inc.(b)	4,714	161,879
American Eagle Outfitters, Inc.(c)	13,279	132,790
AutoNation, Inc.(b)	4,042	207,516
Boyd Gaming Corp.	7,527	178,164
Brunswick Corp.	2,789	186,807
Caesars Entertainment, Inc.(b)	4,322	134,198
Carter’s, Inc.	1,888	148,623
Choice Hotels International, Inc.	1,915	160,937
Churchill Downs, Inc.	1,182	163,731
Columbia Sportswear Co.	1,990	150,922
Cracker Barrel Old Country Store, Inc.	1,389	153,443
Dana, Inc.(b)	12,809	146,407
Deckers Outdoor Corp.(b)	811	169,702
Delphi Technologies PLC(b)	11,818	177,152
Dick’s Sporting Goods, Inc.(c)	4,034	184,031
Dunkin’ Brands Group, Inc.	2,458	168,938
Etsy, Inc.(b)	1,993	235,931
Five Below, Inc.(b)	1,440	156,830
Foot Locker, Inc.	5,378	158,059
Gentex Corp.	5,951	160,618
Goodyear Tire & Rubber Co. (The)	16,874	152,035
Graham Holdings Co., Class B	457	182,055
Grand Canyon Education, Inc.(b)	1,642	145,711
Grubhub, Inc.(b)	2,633	190,208
Harley-Davidson, Inc.	6,338	164,978
Helen of Troy Ltd.(b)	923	173,755
Jack in the Box, Inc.	2,240	183,926
KB Home	4,982	167,594
Lear Corp.	1,442	159,168
Marriott Vacations Worldwide Corp.	1,782	150,864
Mattel, Inc.(b)	16,523	183,571
Murphy USA, Inc.(b)	1,451	192,127
Nordstrom, Inc.(c)	9,016	123,429
Ollie’s Bargain Outlet Holdings, Inc.(b)	1,742	183,084
Papa John’s International, Inc.	2,012	190,476
Penn National Gaming, Inc.(b)(c)	5,361	181,470
Polaris, Inc.	1,677	173,788
Pool Corp.	629	199,204
RH(b)(c)	674	193,728
Sally Beauty Holdings, Inc.(b)	11,810	137,114
Scientific Games Corp.(b)	10,430	183,255
Service Corp. International	4,169	180,768
Six Flags Entertainment Corp.	6,990	121,556
Skechers U.S.A., Inc., Class A(b)	4,995	146,254
Strategic Education, Inc.	984	124,191
Taylor Morrison Home Corp., Class A(b)	8,428	197,637
Tempur Sealy International, Inc.(b)	2,434	197,032
	Shares	Value
Consumer Discretionary-(continued)
Texas Roadhouse, Inc.	3,053	$171,548
Thor Industries, Inc.	1,488	169,617
Toll Brothers, Inc.	5,002	191,076
TopBuild Corp.(b)	1,514	199,727
TRI Pointe Group, Inc.(b)	11,560	193,283
Urban Outfitters, Inc.(b)	9,119	150,828
Visteon Corp.(b)	2,207	160,250
Wendy’s Co. (The)	7,312	169,492
Williams-Sonoma, Inc.	1,982	172,672
WW International, Inc.(b)	6,417	165,430
Wyndham Destinations, Inc.	4,918	130,819
Wyndham Hotels & Resorts, Inc.	3,542	156,415
		10,283,003
Consumer Staples-4.70%
BJ’s Wholesale Club Holdings, Inc.(b)	4,761	190,678
Boston Beer Co., Inc. (The), Class A(b)	309	250,426
Casey’s General Stores, Inc.	1,051	167,309
Darling Ingredients, Inc.(b)	6,911	193,024
Edgewell Personal Care Co.(b)	5,850	174,856
Energizer Holdings, Inc.	3,498	175,355
Flowers Foods, Inc.	7,150	162,663
Grocery Outlet Holding Corp.(b)	3,843	169,054
Hain Celestial Group, Inc. (The)(b)	5,258	178,667
Ingredion, Inc.	1,934	167,291
Lancaster Colony Corp.	1,026	162,713
Nu Skin Enterprises, Inc., Class A	4,303	192,990
Pilgrim’s Pride Corp.(b)	8,763	134,512
Post Holdings, Inc.(b)	1,849	164,080
Sanderson Farms, Inc.	1,312	146,281
Sprouts Farmers Market, Inc.(b)	6,908	182,233
Tootsie Roll Industries, Inc.(c)	4,643	147,183
TreeHouse Foods, Inc.(b)	3,399	148,944
		3,108,259
Energy-2.47%
Antero Midstream Corp.(c)	30,105	170,695
ChampionX Corp.(b)	15,254	145,066
Cimarex Energy Co.	5,232	127,975
CNX Resources Corp.(b)	15,167	146,362
EQT Corp.	10,733	155,843
Equitrans Midstream Corp.	19,722	190,317
Murphy Oil Corp.	10,843	143,236
PBF Energy, Inc., Class A	13,505	117,223
Transocean Ltd.(b)(c)	71,925	146,727
World Fuel Services Corp.	6,330	148,945
WPX Energy, Inc.(b)	23,619	141,005
		1,633,394
Financials-15.47%
Affiliated Managers Group, Inc.	2,183	150,169
Alleghany Corp.	320	167,142
American Financial Group, Inc.	2,550	154,964
Associated Banc-Corp.	10,917	140,174
BancorpSouth Bank	7,342	153,668
Bank of Hawaii Corp.	2,536	143,614
Bank OZK	6,662	160,221
Brighthouse Financial, Inc.(b)	4,957	140,481
Brown & Brown, Inc.	3,908	177,697
Cathay General Bancorp	6,065	146,652
CIT Group, Inc.	6,642	125,999
CNO Financial Group, Inc.	10,955	165,421
Commerce Bancshares, Inc.	2,609	149,391
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Cullen/Frost Bankers, Inc.	2,108	$151,902
East West Bancorp, Inc.	4,352	150,840
Eaton Vance Corp.	4,028	145,572
Essent Group Ltd.	4,220	151,203
Evercore, Inc., Class A	2,723	150,582
F.N.B. Corp.	20,697	153,365
FactSet Research Systems, Inc.	554	191,850
Federated Hermes, Inc., Class B	6,793	179,064
First American Financial Corp.	3,155	160,937
First Financial Bankshares, Inc.	5,352	160,132
First Horizon National Corp.	15,785	146,327
FirstCash, Inc.	2,198	126,693
Fulton Financial Corp.	15,110	146,567
Genworth Financial, Inc., Class A(b)	50,462	102,942
Glacier Bancorp, Inc.	4,045	142,829
Hancock Whitney Corp.	7,074	134,830
Hanover Insurance Group, Inc. (The)	1,577	160,665
Home BancShares, Inc.	10,712	174,927
Interactive Brokers Group, Inc., Class A	3,826	189,770
International Bancshares Corp.	5,412	164,633
Janus Henderson Group PLC (United Kingdom)	7,036	146,982
Jefferies Financial Group, Inc.	10,416	168,739
Kemper Corp.	2,418	189,861
Legg Mason, Inc.	3,187	159,318
LendingTree, Inc.(b)(c)	586	202,926
Mercury General Corp.	3,912	167,864
Navient Corp.	20,511	163,268
New York Community Bancorp, Inc.	14,855	156,423
Old Republic International Corp.	9,674	155,461
PacWest Bancorp	8,223	150,275
Pinnacle Financial Partners, Inc.	3,824	151,507
Primerica, Inc.	1,389	166,208
Prosperity Bancshares, Inc.	2,573	142,956
Reinsurance Group of America, Inc.	1,806	153,962
RenaissanceRe Holdings Ltd. (Bermuda)	866	156,209
RLI Corp.	1,994	175,731
SEI Investments Co.	2,824	147,780
Selective Insurance Group, Inc.	3,164	171,932
Signature Bank	1,473	151,027
SLM Corp.	20,121	136,219
Sterling Bancorp	13,180	148,275
Stifel Financial Corp.	3,302	160,081
Synovus Financial Corp.	7,235	145,785
TCF Financial Corp.	5,272	144,927
Texas Capital Bancshares, Inc.(b)	4,885	162,280
Trustmark Corp.	6,579	148,159
UMB Financial Corp.	3,013	150,047
Umpqua Holdings Corp.	13,528	146,779
United Bankshares, Inc.	5,923	155,893
Valley National Bancorp	19,869	148,421
Washington Federal, Inc.	6,070	141,674
Webster Financial Corp.	5,361	146,194
Wintrust Financial Corp.	3,473	148,644
		10,223,030
Health Care-9.63%
Acadia Healthcare Co., Inc.(b)	6,079	181,215
Amedisys, Inc.(b)	936	219,174
Arrowhead Pharmaceuticals, Inc.(b)	4,911	211,517
Avanos Medical, Inc.(b)	5,567	170,740
Bio-Techne Corp.	655	180,230
Cantel Medical Corp.	3,829	180,920
Catalent, Inc.(b)	2,285	199,572
	Shares	Value
Health Care-(continued)
Charles River Laboratories International, Inc.(b)	885	$176,106
Chemed Corp.	366	180,142
Emergent BioSolutions, Inc.(b)	1,926	214,248
Encompass Health Corp.	2,409	164,005
Exelixis, Inc.(b)	7,099	163,916
Globus Medical, Inc., Class A(b)	3,324	160,150
Haemonetics Corp.(b)	1,784	156,385
HealthEquity, Inc.(b)	2,749	141,738
Hill-Rom Holdings, Inc.	1,661	161,482
ICU Medical, Inc.(b)	893	164,071
Integra LifeSciences Holdings Corp.(b)	3,287	156,954
LHC Group, Inc.(b)	1,023	199,598
Ligand Pharmaceuticals, Inc.(b)(c)	1,456	170,614
LivaNova PLC(b)	3,342	155,537
Masimo Corp.(b)	731	160,908
MEDNAX, Inc.(b)	9,593	191,668
Molina Healthcare, Inc.(b)	936	172,879
Nektar Therapeutics(b)	7,758	171,917
NuVasive, Inc.(b)	2,741	156,621
Patterson Cos., Inc.	9,042	240,156
Penumbra, Inc.(b)	948	210,371
PRA Health Sciences, Inc.(b)	1,702	181,365
Prestige Consumer Healthcare, Inc.(b)	3,945	146,715
Quidel Corp.(b)	934	263,827
Repligen Corp.(b)	1,361	205,388
Syneos Health, Inc.(b)	3,010	187,794
Tenet Healthcare Corp.(b)	8,044	212,683
United Therapeutics Corp.(b)	1,377	153,494
		6,364,100
Industrials-16.30%
Acuity Brands, Inc.	1,627	161,236
AECOM(b)	3,989	144,362
AGCO Corp.	2,878	188,883
ASGN, Inc.(b)	2,692	184,294
Avis Budget Group, Inc.(b)(c)	6,069	157,187
Axon Enterprise, Inc.(b)	1,689	140,407
Brink’s Co. (The)	3,339	148,085
Carlisle Cos., Inc.	1,282	152,661
Clean Harbors, Inc.(b)	2,710	161,516
Colfax Corp.(b)	5,593	162,644
CoreLogic, Inc.	3,468	236,379
Crane Co.	2,890	163,487
Curtiss-Wright Corp.	1,649	146,959
Donaldson Co., Inc.	3,499	169,142
Dycom Industries, Inc.(b)	4,111	176,074
EMCOR Group, Inc.	2,531	173,373
EnerSys	2,479	166,737
Fluor Corp.	12,850	130,941
FTI Consulting, Inc.(b)	1,522	181,788
GATX Corp.	2,598	158,452
Generac Holdings, Inc.(b)	1,508	237,631
Graco, Inc.	3,268	173,988
Healthcare Services Group, Inc.	6,561	171,833
Herman Miller, Inc.	6,642	155,622
Hexcel Corp.	3,727	139,017
HNI Corp.	5,730	170,181
Hubbell, Inc.	1,274	171,952
IAA, Inc.(b)	3,697	160,265
Insperity, Inc.	2,827	189,013
ITT, Inc.	2,891	166,897
JetBlue Airways Corp.(b)	13,008	134,503
KAR Auction Services, Inc.	10,777	163,056

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Kennametal, Inc.	5,718	$154,157
Kirby Corp.(b)	2,949	136,362
Knight-Swift Transportation Holdings, Inc.(c)	4,079	177,396
Landstar System, Inc.	1,490	181,452
Lennox International, Inc.	726	194,670
Lincoln Electric Holdings, Inc.	1,943	175,628
ManpowerGroup, Inc.	2,302	158,355
MasTec, Inc.(b)	4,074	162,064
Mercury Systems, Inc.(b)	2,042	158,112
Middleby Corp. (The)(b)	2,167	179,991
MSA Safety, Inc.	1,412	167,364
MSC Industrial Direct Co., Inc., Class A	2,278	150,371
Nordson Corp.	856	165,747
nVent Electric PLC	8,428	153,052
Oshkosh Corp.	2,219	174,680
Owens Corning	3,015	182,317
Regal Beloit Corp.	1,953	179,617
Ryder System, Inc.	4,247	155,568
Stericycle, Inc.(b)	2,801	169,278
Sunrun, Inc.(b)	4,368	160,262
Terex Corp.	8,956	168,821
Tetra Tech, Inc.	2,135	189,268
Timken Co. (The)	3,665	167,344
Toro Co. (The)	2,363	168,600
Trex Co., Inc.(b)	1,411	196,595
Trinity Industries, Inc.(c)	7,248	141,553
Univar Solutions, Inc.(b)	9,716	171,682
Valmont Industries, Inc.	1,482	179,618
Watsco, Inc.	932	220,017
Werner Enterprises, Inc.	3,986	175,324
Woodward, Inc.	2,073	155,351
XPO Logistics, Inc.(b)	2,124	159,342
		10,768,523
Information Technology-13.63%
ACI Worldwide, Inc.(b)	6,003	160,820
Alliance Data Systems Corp.	3,052	135,387
Arrow Electronics, Inc.(b)	2,401	171,960
Avnet, Inc.	5,817	155,430
Belden, Inc.	4,691	148,236
Blackbaud, Inc.	2,806	175,487
Cabot Microelectronics Corp.	1,155	174,082
CACI International, Inc., Class A(b)	659	136,953
CDK Global, Inc.	3,833	174,248
Ceridian HCM Holding, Inc.(b)	2,190	171,455
Ciena Corp.(b)	3,013	179,304
Cirrus Logic, Inc.(b)	2,400	164,472
Cognex Corp.	2,882	192,719
Coherent, Inc.(b)	1,125	156,184
CommVault Systems, Inc.	4,099	180,684
Cree, Inc.(b)	2,606	179,606
Enphase Energy, Inc.(b)(c)	3,269	197,317
Fair Isaac Corp.(b)	390	171,284
First Solar, Inc.(b)	3,216	191,513
II-VI, Inc.(b)(c)	3,431	174,020
InterDigital, Inc.	2,888	173,338
j2 Global, Inc.(b)	2,122	120,360
Jabil, Inc.	5,161	179,912
KBR, Inc.	6,415	142,670
Littelfuse, Inc.	966	171,610
LiveRamp Holdings, Inc.(b)	3,834	174,715
LogMeIn, Inc.	1,876	160,980
Lumentum Holdings, Inc.(b)	2,141	198,749
	Shares	Value
Information Technology-(continued)
Manhattan Associates, Inc.(b)	1,888	$180,851
MAXIMUS, Inc.	2,333	173,132
MKS Instruments, Inc.	1,529	194,856
Monolithic Power Systems, Inc.	743	196,902
National Instruments Corp.	4,114	146,047
NCR Corp.(b)	8,569	157,927
NetScout Systems, Inc.(b)	6,283	159,965
Paylocity Holding Corp.(b)	1,242	165,434
Perspecta, Inc.	6,312	135,077
PTC, Inc.(b)	2,115	180,959
Qualys, Inc.(b)	1,561	192,752
Sabre Corp.	18,678	141,206
Science Applications International Corp.	1,883	150,602
Semtech Corp.(b)	3,142	175,104
Silicon Laboratories, Inc.(b)	1,651	165,942
SolarEdge Technologies, Inc.(b)	1,119	195,937
Synaptics, Inc.(b)	2,539	203,171
SYNNEX Corp.	1,612	201,081
Teradata Corp.(b)	7,515	157,815
Teradyne, Inc.	2,216	197,135
Trimble, Inc.(b)	3,865	172,031
Universal Display Corp.	1,033	180,207
ViaSat, Inc.(b)	3,966	150,549
Vishay Intertechnology, Inc.	10,255	160,901
WEX, Inc.(b)	1,001	158,528
		9,007,606
Materials-7.21%
Allegheny Technologies, Inc.(b)	16,303	141,673
AptarGroup, Inc.	1,509	173,837
Ashland Global Holdings, Inc.	2,388	180,246
Avient Corp.	6,137	146,674
Cabot Corp.	4,397	160,403
Chemours Co. (The)	10,597	196,362
Commercial Metals Co.	8,696	179,833
Compass Minerals International, Inc.	3,149	160,410
Domtar Corp.	7,397	155,263
Eagle Materials, Inc.	2,389	191,670
Greif, Inc., Class A	4,555	158,468
Ingevity Corp.(b)	3,163	184,972
Louisiana-Pacific Corp.	6,902	218,586
Minerals Technologies, Inc.	3,344	156,767
NewMarket Corp.	409	153,297
O-I Glass, Inc.	18,397	192,065
Olin Corp.	12,088	135,869
Reliance Steel & Aluminum Co.	1,707	167,730
Royal Gold, Inc.	1,321	184,848
RPM International, Inc.	2,166	176,724
Scotts Miracle-Gro Co. (The)	1,210	191,870
Sensient Technologies Corp.	3,184	166,237
Silgan Holdings, Inc.	5,048	193,086
Sonoco Products Co.	3,195	165,309
Steel Dynamics, Inc.	6,017	164,926
United States Steel Corp.(c)	17,222	114,699
Valvoline, Inc.	8,523	174,892
Worthington Industries, Inc.	4,789	179,204
		4,765,920
Real Estate-9.19%
American Campus Communities, Inc.	4,385	156,281
Brixmor Property Group, Inc.	11,818	136,025
Camden Property Trust	1,668	151,471
CoreCivic, Inc.	12,839	114,395

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
CoreSite Realty Corp.	1,332	$171,895
Corporate Office Properties Trust	6,168	163,329
Cousins Properties, Inc.	4,958	152,310
CyrusOne, Inc.	2,185	182,273
Douglas Emmett, Inc.	5,116	149,080
EastGroup Properties, Inc.	1,344	178,295
EPR Properties	4,324	123,796
First Industrial Realty Trust, Inc.	4,068	178,667
GEO Group, Inc. (The)	12,516	133,045
Healthcare Realty Trust, Inc.	5,136	150,485
Highwoods Properties, Inc.	4,034	154,664
Hudson Pacific Properties, Inc.	6,071	143,093
JBG SMITH Properties	5,164	149,808
Jones Lang LaSalle, Inc.	1,456	144,013
Kilroy Realty Corp.	2,515	146,549
Lamar Advertising Co., Class A	2,241	147,301
Life Storage, Inc.	1,648	161,718
Macerich Co. (The)(c)	16,286	124,262
Mack-Cali Realty Corp.	9,663	139,340
Medical Properties Trust, Inc.	8,202	165,106
National Retail Properties, Inc.	4,460	158,107
Omega Healthcare Investors, Inc.	5,248	169,930
Park Hotels & Resorts, Inc.	13,715	113,423
Pebblebrook Hotel Trust	10,654	112,932
Physicians Realty Trust	8,990	162,180
PotlatchDeltic Corp.	4,527	193,801
PS Business Parks, Inc.	1,204	166,092
Rayonier, Inc.	6,787	188,543
Rexford Industrial Realty, Inc.	3,275	153,696
Sabra Health Care REIT, Inc.	10,828	159,605
Service Properties Trust	16,236	108,781
Spirit Realty Capital, Inc.	4,578	157,758
STORE Capital Corp.	6,749	159,884
Taubman Centers, Inc.	4,287	165,993
Urban Edge Properties	14,282	149,675
Weingarten Realty Investors	7,849	133,904
		6,071,505
Utilities-3.68%
ALLETE, Inc.	2,753	163,253
Black Hills Corp.	2,798	161,892
Essential Utilities, Inc.	3,616	163,986
	Shares	Value
Utilities-(continued)
Hawaiian Electric Industries, Inc.	4,291	$155,592
IDACORP, Inc.	1,828	170,461
MDU Resources Group, Inc.	7,595	159,343
National Fuel Gas Co.	3,834	155,545
New Jersey Resources Corp.	5,029	156,201
NorthWestern Corp.	2,860	160,904
OGE Energy Corp.	5,150	169,435
ONE Gas, Inc.	2,066	156,396
PNM Resources, Inc.	4,104	173,312
Southwest Gas Holdings, Inc.	2,380	165,743
Spire, Inc.	2,350	144,901
UGI Corp.	5,122	170,767
		2,427,731
Total Common Stocks & Other Equity Interests (Cost $68,713,261)		66,216,964
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $51,894)	51,894	51,894
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $68,765,155)		66,268,858
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.00%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,983,280	1,983,280
Invesco Private Prime Fund, 0.15%(d)(e)(f)	659,281	659,413
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,642,680)		2,642,693
TOTAL INVESTMENTS IN SECURITIES-104.29% (Cost $71,407,835)		68,911,551
OTHER ASSETS LESS LIABILITIES-(4.29)%		(2,837,767)
NET ASSETS-100.00%		$66,073,784

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$39,558	$424,705	$(412,369)	$-	$-	$51,894	$6
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2020
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,167,773	$6,496,942	$(7,681,435)	$-	$-	$1,983,280	$244
Invesco Private Prime Fund	-	1,785,386	(1,126,038)	13	52	659,413	119
Total	$3,207,331	$8,707,033	$(9,219,842)	$13	$52	$2,694,587	$369

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
July 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-2.67%
ATN International, Inc.	642	$36,999
Cincinnati Bell, Inc.(b)	2,607	39,131
Cogent Communications Holdings, Inc.	504	45,415
Consolidated Communications Holdings, Inc.(b)	6,074	44,340
E.W. Scripps Co. (The), Class A	4,466	50,823
Gannett Co., Inc.(c)	19,034	28,170
Glu Mobile, Inc.(b)	4,460	42,102
Iridium Communications, Inc.(b)	1,497	41,003
Marcus Corp. (The)	2,503	34,566
Meredith Corp.	2,371	34,048
QuinStreet, Inc.(b)	3,634	42,427
Scholastic Corp.	1,282	30,678
Shenandoah Telecommunications Co.	733	36,848
Spok Holdings, Inc.	3,931	39,389
TechTarget, Inc.(b)	1,278	46,379
Vonage Holdings Corp.(b)	4,016	47,991
		640,309
Consumer Discretionary-16.02%
Abercrombie & Fitch Co., Class A	3,451	33,233
American Axle & Manufacturing Holdings, Inc.(b)	4,942	34,891
American Public Education, Inc.(b)	1,283	37,348
America’s Car-Mart, Inc.(b)	428	40,729
Asbury Automotive Group, Inc.(b)	505	50,576
Barnes & Noble Education, Inc.(b)	22,887	48,520
Bed Bath & Beyond, Inc.(c)	4,652	50,335
Big Lots, Inc.	1,146	45,084
BJ’s Restaurants, Inc.	1,695	34,002
Bloomin’ Brands, Inc.	3,286	37,855
Boot Barn Holdings, Inc.(b)	1,671	32,351
Brinker International, Inc.	1,505	40,470
Buckle, Inc. (The)(c)	2,440	39,113
Caleres, Inc.	4,974	31,386
Callaway Golf Co.	2,383	45,396
Capri Holdings Ltd.(b)	2,234	33,465
Cato Corp. (The), Class A	4,425	31,816
Cavco Industries, Inc.(b)	206	41,268
Century Communities, Inc.(b)	1,283	45,701
Cheesecake Factory, Inc. (The)(c)	1,587	38,088
Chico’s FAS, Inc.	25,805	32,772
Children’s Place, Inc. (The)(c)	817	19,943
Chuy’s Holdings, Inc.(b)	2,447	38,932
Conn’s, Inc.(b)(c)	4,416	43,983
Cooper Tire & Rubber Co.	1,469	45,627
Cooper-Standard Holdings, Inc.(b)	2,430	26,025
Core-Mark Holding Co., Inc.	1,502	39,833
Crocs, Inc.(b)	1,254	45,069
Dave & Buster’s Entertainment, Inc.(c)	2,316	28,579
Designer Brands, Inc., Class A	5,509	32,558
Dine Brands Global, Inc.	780	35,435
Dorman Products, Inc.(b)	552	45,126
El Pollo Loco Holdings, Inc.(b)(c)	2,665	52,660
Ethan Allen Interiors, Inc.	3,167	37,497
Express, Inc.(b)	19,718	19,915
Fiesta Restaurant Group, Inc.(b)	5,462	35,394
Fossil Group, Inc.(b)(c)	7,929	26,245
Fox Factory Holding Corp.(b)	467	41,563
GameStop Corp., Class A(b)(c)	8,146	32,666
Garrett Motion, Inc. (Switzerland)(b)	6,618	38,914
Genesco, Inc.(b)	1,740	27,057
Gentherm, Inc.(b)	959	37,180
G-III Apparel Group Ltd.(b)	2,671	26,416
	Shares	Value
Consumer Discretionary-(continued)
Group 1 Automotive, Inc.	570	$47,891
Guess?, Inc.	3,931	40,647
Haverty Furniture Cos., Inc.	2,279	32,407
Hibbett Sports, Inc.(b)	1,895	43,945
Installed Building Products, Inc.(b)	556	43,985
iRobot Corp.(b)(c)	511	37,145
Kontoor Brands, Inc.	2,030	38,895
La-Z-Boy, Inc.	1,421	40,442
LCI Industries	338	42,520
LGI Homes, Inc.(b)	452	51,578
Liquidity Services, Inc.(b)	6,699	34,500
Lithia Motors, Inc., Class A	301	68,974
Lumber Liquidators Holdings, Inc.(b)(c)	3,401	75,910
M.D.C. Holdings, Inc.	1,163	52,137
M/I Homes, Inc.(b)	1,123	46,751
Macy’s, Inc.(c)	5,267	31,918
MarineMax, Inc.(b)	1,890	52,429
Meritage Homes Corp.(b)	535	53,061
Michaels Cos., Inc. (The)(b)(c)	6,799	48,817
Monarch Casino & Resort, Inc.(b)	1,068	38,651
Monro, Inc.	661	37,214
Motorcar Parts of America, Inc.(b)(c)	2,420	40,281
Movado Group, Inc.	3,002	28,939
ODP Corp. (The)	1,525	33,657
Oxford Industries, Inc.	836	35,898
Perdoceo Education Corp.(b)	2,426	34,934
PetMed Express, Inc.(c)	1,112	34,694
Red Robin Gourmet Burgers, Inc.(b)(c)	3,126	27,321
Regis Corp.(b)	4,207	32,310
Rent-A-Center, Inc.	1,544	44,653
Ruth’s Hospitality Group, Inc.	3,993	26,733
Shake Shack, Inc., Class A(b)(c)	704	34,179
Shoe Carnival, Inc.(c)	1,500	36,825
Shutterstock, Inc.	1,086	59,013
Signet Jewelers Ltd.(c)	3,397	36,484
Sleep Number Corp.(b)	1,005	46,733
Sonic Automotive, Inc., Class A	1,335	50,890
Stamps.com, Inc.(b)	225	58,563
Standard Motor Products, Inc.	953	43,342
Steven Madden Ltd.	1,638	34,693
Sturm Ruger & Co., Inc.	548	44,591
Tupperware Brands Corp.	8,010	123,594
Unifi, Inc.(b)	2,844	34,014
Universal Electronics, Inc.(b)	863	39,758
Vera Bradley, Inc.(b)	7,016	30,765
Vista Outdoor, Inc.(b)	3,442	59,030
Wingstop, Inc.	321	50,156
Winnebago Industries, Inc.	599	36,186
Wolverine World Wide, Inc.	1,674	40,243
YETI Holdings, Inc.(b)	1,057	51,677
Zumiez, Inc.(b)	1,462	33,772
		3,844,761
Consumer Staples-3.73%
Andersons, Inc. (The)	2,792	39,702
B&G Foods, Inc.(c)	1,654	47,817
Calavo Growers, Inc.	654	37,782
Cal-Maine Foods, Inc.(b)	897	39,419
Central Garden & Pet Co.(b)	235	8,897
Central Garden & Pet Co., Class A(b)	961	33,299
Chefs’ Warehouse, Inc. (The)(b)	2,391	27,568
Coca-Cola Consolidated, Inc.	162	37,189
Fresh Del Monte Produce, Inc.	1,622	36,625
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Inter Parfums, Inc.	843	$34,470
J&J Snack Foods Corp.	303	37,308
John B. Sanfilippo & Son, Inc.	467	41,175
Medifast, Inc.	349	58,328
MGP Ingredients, Inc.(c)	1,106	40,115
National Beverage Corp.(b)(c)	674	43,237
PriceSmart, Inc.	678	44,321
Seneca Foods Corp., Class A(b)	1,213	47,525
SpartanNash Co.	2,076	43,648
United Natural Foods, Inc.(b)	2,490	49,427
Universal Corp.	901	37,986
USANA Health Sciences, Inc.(b)	484	39,291
Vector Group Ltd.	3,358	29,618
WD-40 Co.	202	39,703
		894,450
Energy-5.53%
Archrock, Inc.	6,334	42,184
Bonanza Creek Energy, Inc.(b)(c)	1,979	35,998
Bristow Group, Inc.(b)	2,400	38,424
Callon Petroleum Co.(b)(c)	25,463	29,028
CONSOL Energy, Inc.(b)	5,438	31,975
Core Laboratories N.V.(c)	1,611	34,363
DMC Global, Inc.	1,262	37,078
Dorian LPG Ltd.(b)	4,776	40,787
Dril-Quip, Inc.(b)	1,233	41,047
Exterran Corp.(b)	6,162	30,625
Geospace Technologies Corp.(b)	5,296	39,985
Green Plains, Inc.(b)(c)	4,121	53,285
Gulfport Energy Corp.(b)	21,126	21,337
Helix Energy Solutions Group, Inc.(b)	9,310	39,009
Helmerich & Payne, Inc.	1,712	30,525
Laredo Petroleum, Inc.(b)(c)	2,064	31,290
Matador Resources Co.(b)(c)	3,936	34,164
Matrix Service Co.(b)	3,814	33,392
Nabors Industries Ltd.(c)	735	31,171
Newpark Resources, Inc.(b)	16,645	31,459
Oasis Petroleum, Inc.(b)	32,584	20,854
Oceaneering International, Inc.(b)	5,501	30,916
Oil States International, Inc.(b)	7,310	32,749
Par Pacific Holdings, Inc.(b)	4,249	31,485
Patterson-UTI Energy, Inc.	8,621	33,406
PDC Energy, Inc.(b)	2,502	35,678
Penn Virginia Corp.(b)(c)	3,048	30,206
ProPetro Holding Corp.(b)	6,440	34,583
QEP Resources, Inc.	22,617	33,247
Range Resources Corp.	5,943	38,392
Renewable Energy Group, Inc.(b)(c)	1,374	37,895
REX American Resources Corp.(b)	561	38,232
Ring Energy, Inc.(b)(c)	25,463	28,009
RPC, Inc.(b)(c)	10,954	32,533
SEACOR Holdings, Inc.(b)	1,290	37,513
SM Energy Co.	8,304	24,497
Southwestern Energy Co.(b)	11,581	28,142
Talos Energy, Inc.(b)	2,995	20,396
US Silica Holdings, Inc.(c)	10,651	37,598
Valaris PLC (Saudi Arabia)(b)(c)	35,934	14,090
		1,327,547
Financials-15.94%
Allegiance Bancshares, Inc.	1,536	37,463
Ambac Financial Group, Inc.(b)	2,567	32,858
American Equity Investment Life Holding Co.	1,688	42,960
	Shares	Value
Financials-(continued)
Ameris Bancorp	1,599	$36,897
AMERISAFE, Inc.	629	39,916
Apollo Commercial Real Estate Finance, Inc.	3,907	36,335
ARMOUR Residential REIT, Inc.	4,325	40,395
Axos Financial, Inc.(b)	1,791	40,136
Banc of California, Inc.	3,583	38,410
BancFirst Corp.	1,697	73,921
Banner Corp.	1,019	36,103
Berkshire Hills Bancorp, Inc.	3,394	33,804
Blucora, Inc.(b)	2,961	34,910
Boston Private Financial Holdings, Inc.	5,700	33,544
Brightsphere Investment Group, Inc.	4,133	55,548
Brookline Bancorp, Inc.	4,062	38,975
Cadence BanCorp	4,389	34,278
Capstead Mortgage Corp.	6,866	42,226
Central Pacific Financial Corp.	2,298	35,757
City Holding Co.	617	38,538
Columbia Banking System, Inc.	1,413	40,878
Community Bank System, Inc.	681	38,293
Customers Bancorp, Inc.(b)	3,226	38,228
CVB Financial Corp.	2,077	37,531
Dime Community Bancshares, Inc.	2,746	32,252
Donnelley Financial Solutions, Inc.(b)	4,513	39,037
Eagle Bancorp, Inc.	1,202	36,156
eHealth, Inc.(b)	357	24,683
Employers Holdings, Inc.	1,325	43,089
Encore Capital Group, Inc.(b)(c)	1,077	39,343
Enova International, Inc.(b)	2,487	40,016
EZCORP, Inc., Class A(b)	6,084	34,800
First Bancorp	6,891	37,487
First Commonwealth Financial Corp.	4,741	37,312
First Financial Bancorp	2,796	38,906
First Hawaiian, Inc.(c)	2,923	50,802
First Midwest Bancorp, Inc.	2,876	34,900
Flagstar Bancorp, Inc.	1,333	41,830
Franklin Financial Network, Inc.	1,515	39,996
Granite Point Mortgage Trust, Inc.	5,501	37,352
Great Western Bancorp, Inc.	2,560	33,280
Green Dot Corp., Class A(b)	1,045	52,971
Greenhill & Co., Inc.	3,641	43,619
Hanmi Financial Corp.	3,907	36,062
HCI Group, Inc.	856	38,195
Heritage Financial Corp.	2,108	39,873
HomeStreet, Inc.	1,620	42,833
Hope Bancorp, Inc.	4,168	35,136
Horace Mann Educators Corp.	1,058	39,760
Independent Bank Corp.	571	36,841
Independent Bank Group, Inc.	967	42,480
Invesco Mortgage Capital, Inc.(c)(d)	8,804	27,028
James River Group Holdings Ltd.	919	42,568
Kinsale Capital Group, Inc.	253	49,310
KKR Real Estate Finance Trust, Inc.	2,274	37,862
Meta Financial Group, Inc.	2,079	38,794
National Bank Holdings Corp., Class A	1,442	40,059
NBT Bancorp, Inc.	1,269	37,804
New York Mortgage Trust, Inc.	14,294	37,450
NMI Holdings, Inc., Class A(b)	2,262	35,106
Northfield Bancorp, Inc.	3,570	34,308
Northwest Bancshares, Inc.	3,799	37,420
OFG Bancorp	3,071	40,169
Old National Bancorp	2,778	38,864
Pacific Premier Bancorp, Inc.	1,876	39,415

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Financials-(continued)
Palomar Holdings, Inc.(b)	483	$44,117
Park National Corp.	229	19,639
PennyMac Mortgage Investment Trust	2,323	43,789
Piper Sandler Cos.	602	37,270
PRA Group, Inc.(b)	1,051	41,578
Preferred Bank	974	36,281
ProAssurance Corp.	2,710	39,837
Provident Financial Services, Inc.	2,908	39,694
Ready Capital Corp.	4,588	36,796
Redwood Trust, Inc.	5,318	37,917
S&T Bancorp, Inc.	1,698	36,507
Safety Insurance Group, Inc.	507	38,365
Seacoast Banking Corp. of Florida(b)	1,841	34,758
ServisFirst Bancshares, Inc.	1,119	40,944
Simmons First National Corp., Class A	2,351	39,003
Southside Bancshares, Inc.	1,395	38,641
Stewart Information Services Corp.	1,178	49,417
StoneX Group, Inc.(b)	757	39,727
Third Point Reinsurance Ltd. (Bermuda)(b)	5,099	39,721
Tompkins Financial Corp.	609	39,299
Triumph Bancorp, Inc.(b)	1,624	42,549
TrustCo Bank Corp.	6,182	35,794
United Community Banks, Inc.	1,958	35,107
United Fire Group, Inc.	1,398	35,467
United Insurance Holdings Corp.	5,033	37,244
Universal Insurance Holdings, Inc.	2,107	36,894
Veritex Holdings, Inc.	2,219	37,102
Virtus Investment Partners, Inc.	352	47,844
Waddell & Reed Financial, Inc., Class A	2,598	37,905
Walker & Dunlop, Inc.	790	39,824
Westamerica Bancorporation	689	41,588
WisdomTree Investments, Inc.	11,210	40,356
World Acceptance Corp.(b)(c)	565	41,979
		3,826,025
Health Care-12.79%
Addus HomeCare Corp.(b)	422	40,685
Allscripts Healthcare Solutions, Inc.(b)	6,204	55,836
AMAG Pharmaceuticals, Inc.(b)(c)	5,415	51,740
AMN Healthcare Services, Inc.(b)	830	45,600
Amphastar Pharmaceuticals, Inc.(b)	1,924	38,519
AngioDynamics, Inc.(b)	3,923	32,404
ANI Pharmaceuticals, Inc.(b)	1,228	36,361
Anika Therapeutics, Inc.(b)	1,136	41,350
BioTelemetry, Inc.(b)	812	34,559
Cardiovascular Systems, Inc.(b)	1,177	35,875
Coherus Biosciences, Inc.(b)(c)	2,391	42,058
Community Health Systems, Inc.(b)	12,648	62,987
Computer Programs & Systems, Inc.	1,719	42,425
CONMED Corp.	546	45,067
Corcept Therapeutics, Inc.(b)	2,579	38,556
CorVel Corp.(b)	570	45,309
Covetrus, Inc.(b)	2,313	51,256
Cross Country Healthcare, Inc.(b)	6,746	43,748
CryoLife, Inc.(b)	1,698	32,958
Cutera, Inc.(b)	2,887	41,082
Cytokinetics, Inc.(b)(c)	1,798	38,873
Eagle Pharmaceuticals, Inc.(b)	885	41,055
Enanta Pharmaceuticals, Inc.(b)	792	36,313
Endo International PLC(b)	11,210	39,011
Ensign Group, Inc. (The)	916	42,127
Glaukos Corp.(b)	995	43,482
Hanger, Inc.(b)	2,327	40,629
	Shares	Value
Health Care-(continued)
HealthStream, Inc.(b)	1,781	$39,102
Heska Corp.(b)	440	42,337
HMS Holdings Corp.(b)	1,247	40,528
Innoviva, Inc.(b)	2,856	38,685
Inogen, Inc.(b)	1,170	35,919
Integer Holdings Corp.(b)	529	34,792
Invacare Corp.	5,572	39,227
Lannett Co., Inc.(b)(c)	5,296	31,511
Lantheus Holdings, Inc.(b)	2,955	39,833
LeMaitre Vascular, Inc.	1,564	45,872
Luminex Corp.	1,301	47,356
Magellan Health, Inc.(b)	556	41,239
Medpace Holdings, Inc.(b)	444	52,991
Meridian Bioscience, Inc.(b)	2,234	54,711
Merit Medical Systems, Inc.(b)	918	41,053
Mesa Laboratories, Inc.	167	39,569
Momenta Pharmaceuticals, Inc.(b)	1,213	35,771
Myriad Genetics, Inc.(b)	3,201	38,636
Natus Medical, Inc.(b)	1,749	32,496
Neogen Corp.(b)	560	42,991
NeoGenomics, Inc.(b)	1,423	54,401
NextGen Healthcare, Inc.(b)	3,784	55,322
Omnicell, Inc.(b)	585	41,120
OraSure Technologies, Inc.(b)	3,711	67,355
Orthofix Medical, Inc.(b)	1,110	34,088
Owens & Minor, Inc.	5,274	84,806
Pacira BioSciences, Inc.(b)	903	47,507
Pennant Group, Inc. (The)(b)	1,558	39,044
Phibro Animal Health Corp., Class A	1,504	34,885
Providence Service Corp. (The)(b)	491	39,776
RadNet, Inc.(b)	2,402	38,168
REGENXBIO, Inc.(b)	1,093	36,178
Select Medical Holdings Corp.(b)	2,447	46,591
Simulations Plus, Inc.	773	54,419
Spectrum Pharmaceuticals, Inc.(b)	13,419	40,123
Supernus Pharmaceuticals, Inc.(b)	1,684	37,494
SurModics, Inc.(b)	973	46,013
Tabula Rasa HealthCare, Inc.(b)(c)	723	40,633
Tactile Systems Technology, Inc.(b)	943	38,644
Tivity Health, Inc.(b)	3,784	49,646
US Physical Therapy, Inc.	522	43,357
Vanda Pharmaceuticals, Inc.(b)	3,529	35,572
Varex Imaging Corp.(b)	2,408	37,758
Xencor, Inc.(b)	1,352	40,682
Zynex, Inc.(b)(c)	1,699	32,485
		3,070,551
Industrials-16.03%
AAON, Inc.	740	43,845
AAR Corp.	1,652	28,447
ABM Industries, Inc.	1,191	42,757
Aegion Corp.(b)	2,616	40,339
Aerojet Rocketdyne Holdings, Inc.(b)	940	38,775
AeroVironment, Inc.(b)	541	41,414
Alamo Group, Inc.	380	39,182
Albany International Corp., Class A	667	32,069
Allegiant Travel Co.	340	38,090
American Woodmark Corp.(b)	577	46,518
Apogee Enterprises, Inc.	1,726	37,264
Applied Industrial Technologies, Inc.	647	40,839
ArcBest Corp.	1,657	50,356
Arcosa, Inc.	971	40,996
Astec Industries, Inc.	887	39,463

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Industrials-(continued)
Atlas Air Worldwide Holdings, Inc.(b)	975	$50,778
AZZ, Inc.	1,190	37,580
Barnes Group, Inc.	973	35,875
Brady Corp., Class A	803	36,914
Chart Industries, Inc.(b)	917	62,842
CIRCOR International, Inc.(b)	1,812	47,511
Comfort Systems USA, Inc.	1,019	50,655
Cubic Corp.	830	34,860
Deluxe Corp.	1,552	43,813
DXP Enterprises, Inc.(b)	1,988	33,557
Echo Global Logistics, Inc.(b)	1,865	46,746
Encore Wire Corp.	818	41,055
Enerpac Tool Group Corp.	2,224	42,034
EnPro Industries, Inc.	834	39,807
ESCO Technologies, Inc.	471	40,478
Exponent, Inc.	521	43,795
Federal Signal Corp.	1,318	40,739
Forrester Research, Inc.(b)	1,203	42,237
Forward Air Corp.	799	41,540
Foundation Building Materials, Inc.(b)	2,579	35,410
Franklin Electric Co., Inc.	761	41,132
Gibraltar Industries, Inc.(b)	869	44,945
GMS, Inc.(b)	1,734	40,628
Granite Construction, Inc.	2,166	36,735
Greenbrier Cos., Inc. (The)	1,680	43,226
Griffon Corp.	2,243	51,297
Harsco Corp.(b)	3,144	50,178
Hawaiian Holdings, Inc.	2,373	28,215
Heartland Express, Inc.	1,932	39,191
Heidrick & Struggles International, Inc.	1,841	37,243
Hillenbrand, Inc.	1,467	42,880
Hub Group, Inc., Class A(b)	833	44,066
Insteel Industries, Inc.	2,275	42,406
Interface, Inc.	4,599	36,700
John Bean Technologies Corp.	488	45,755
Kaman Corp.	930	36,726
Kelly Services, Inc., Class A	2,652	39,276
Korn Ferry	1,302	36,586
Lindsay Corp.	430	41,697
Lydall, Inc.(b)	2,735	44,307
Marten Transport Ltd.	1,612	42,911
Matson, Inc.	1,294	47,128
Matthews International Corp., Class A	1,987	42,919
Meritor, Inc.(b)	1,923	43,748
Moog, Inc., Class A	700	37,604
Mueller Industries, Inc.	1,560	43,618
MYR Group, Inc.(b)	1,331	48,808
National Presto Industries, Inc.	442	37,742
NOW, Inc.(b)	4,572	36,027
Park Aerospace Corp.	3,358	36,199
Patrick Industries, Inc.	698	44,637
PGT Innovations, Inc.(b)	2,578	44,007
Pitney Bowes, Inc.	13,931	46,530
Powell Industries, Inc.	1,451	38,524
Proto Labs, Inc.(b)	347	41,682
Quanex Building Products Corp.	2,983	41,911
Raven Industries, Inc.	1,895	40,951
Resideo Technologies, Inc.(b)	3,972	52,748
Resources Connection, Inc.	3,424	38,691
RR Donnelley & Sons Co.	30,039	33,944
Saia, Inc.(b)	358	42,763
Simpson Manufacturing Co., Inc.	485	46,832
	Shares	Value
Industrials-(continued)
SkyWest, Inc.	1,113	$29,283
SPX Corp.(b)	983	41,286
SPX FLOW, Inc.(b)	1,141	45,731
Standex International Corp.	704	37,699
Team, Inc.(b)	6,699	26,461
Tennant Co.	612	40,771
Titan International, Inc.	24,335	36,259
Triumph Group, Inc.	3,524	23,893
TrueBlue, Inc.(b)	2,565	39,578
UFP Industries, Inc.	837	48,730
UniFirst Corp.	227	42,331
US Ecology, Inc.	1,149	39,847
Veritiv Corp.(b)	2,350	35,979
Viad Corp.	1,829	26,447
Vicor Corp.(b)	577	47,008
Wabash National Corp.	3,826	43,578
Watts Water Technologies, Inc., Class A	468	39,261
		3,845,835
Information Technology-13.29%
3D Systems Corp.(b)(c)	5,303	34,947
8x8, Inc.(b)	2,694	42,835
ADTRAN, Inc.	3,655	45,395
Advanced Energy Industries, Inc.(b)	596	43,848
Agilysys, Inc.(b)	1,896	39,740
Alarm.com Holdings, Inc.(b)	648	45,386
Applied Optoelectronics, Inc.(b)(c)	4,279	60,805
Arlo Technologies, Inc.(b)	16,684	70,406
Axcelis Technologies, Inc.(b)	1,464	43,071
Badger Meter, Inc.	625	39,125
Bel Fuse, Inc., Class B	4,030	49,166
Benchmark Electronics, Inc.	1,820	37,055
Bottomline Technologies (DE), Inc.(b)	775	37,401
Brooks Automation, Inc.	948	51,619
CalAmp Corp.(b)	5,006	39,447
Cardtronics PLC, Class A(b)	1,626	36,309
CEVA, Inc.(b)	1,146	46,069
Cohu, Inc.	2,407	45,324
Comtech Telecommunications Corp.	2,272	37,306
CSG Systems International, Inc.	863	36,358
CTS Corp.	1,905	37,833
Daktronics, Inc.	8,395	35,007
Diebold Nixdorf, Inc.(b)	6,893	48,044
Digi International, Inc.(b)	3,527	42,747
Diodes, Inc.(b)	808	41,572
DSP Group, Inc.(b)	2,307	34,259
Ebix, Inc.(c)	1,591	35,089
ePlus, Inc.(b)	548	40,848
EVERTEC, Inc.	1,331	41,327
ExlService Holdings, Inc.(b)	636	40,742
Extreme Networks, Inc.(b)	8,544	38,875
Fabrinet (Thailand)(b)	632	45,902
FARO Technologies, Inc.(b)	708	42,360
FormFactor, Inc.(b)	1,494	43,087
Harmonic, Inc.(b)	7,690	42,910
Ichor Holdings Ltd.(b)	1,706	55,991
Insight Enterprises, Inc.(b)	780	38,875
Itron, Inc.(b)	585	40,693
Knowles Corp.(b)	2,473	37,738
Kulicke & Soffa Industries, Inc. (Singapore)	1,720	40,764
LivePerson, Inc.(b)	1,141	49,040
ManTech International Corp., Class A	547	38,060
MaxLinear, Inc.(b)	2,034	51,562

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Methode Electronics, Inc.	1,175	$33,135
MicroStrategy, Inc., Class A(b)	318	39,407
MTS Systems Corp.	2,066	38,324
NETGEAR, Inc.(b)	1,569	48,247
NIC, Inc.	1,626	35,642
OneSpan, Inc.(b)	1,706	53,125
Onto Innovation, Inc.(b)	1,146	43,342
OSI Systems, Inc.(b)	522	37,041
PC Connection, Inc.	874	38,194
PDF Solutions, Inc.(b)	2,302	56,583
Perficient, Inc.(b)	1,119	43,876
Photronics, Inc.(b)	3,410	40,511
Plantronics, Inc.(c)	2,902	58,011
Plexus Corp.(b)	618	45,911
Power Integrations, Inc.	344	41,978
Progress Software Corp.	1,000	34,860
Rambus, Inc.(b)	2,601	38,391
Rogers Corp.(b)	357	42,551
Sanmina Corp.(b)	1,506	44,698
ScanSource, Inc.(b)	1,608	36,904
SMART Global Holdings, Inc.(b)	1,475	41,138
SPS Commerce, Inc.(b)	568	42,697
Sykes Enterprises, Inc.(b)	1,424	39,103
TTEC Holdings, Inc.	896	42,524
TTM Technologies, Inc.(b)	3,409	41,965
Ultra Clean Holdings, Inc.(b)	1,854	55,787
Unisys Corp.(b)(c)	3,445	40,961
Veeco Instruments, Inc.(b)	3,049	41,222
Viavi Solutions, Inc.(b)	3,023	41,808
Virtusa Corp.(b)	1,261	51,197
Xperi Holding Corp.	3,033	55,928
		3,189,998
Materials-5.97%
AdvanSix, Inc.(b)	2,983	37,138
American Vanguard Corp.	3,116	41,941
Arconic Corp.(b)	2,333	38,005
Balchem Corp.	418	41,909
Boise Cascade Co.	1,151	53,625
Carpenter Technology Corp.	1,110	24,820
Century Aluminum Co.(b)	5,739	49,987
Clearwater Paper Corp.(b)	1,125	41,535
Cleveland-Cliffs, Inc.(c)	6,084	31,515
Ferro Corp.(b)	3,247	37,957
FutureFuel Corp.	3,141	41,398
GCP Applied Technologies, Inc.(b)	2,120	48,378
H.B. Fuller Co.	961	43,572
Hawkins, Inc.	983	50,654
Haynes International, Inc.	1,696	31,139
Innospec, Inc.	510	38,337
Kaiser Aluminum Corp.	524	32,462
Koppers Holdings, Inc.(b)	2,226	56,028
Kraton Corp.(b)	2,405	31,626
Livent Corp.(b)(c)	4,993	31,306
Materion Corp.	698	40,079
Mercer International, Inc. (Germany)	4,566	34,017
Myers Industries, Inc.	2,817	42,424
Neenah, Inc.	755	33,681
Olympic Steel, Inc.	3,406	36,035
PH Glatfelter Co.	2,473	39,395
Quaker Chemical Corp.	219	42,486
Rayonier Advanced Materials, Inc.	14,722	42,841
Schweitzer-Mauduit International, Inc., Class A	1,266	41,183
	Shares	Value
Materials-(continued)
Stepan Co.	406	$44,335
SunCoke Energy, Inc.	12,168	38,816
TimkenSteel Corp.(b)	9,849	36,146
Tredegar Corp.	2,503	39,748
Trinseo S.A.	1,775	38,517
US Concrete, Inc.(b)	1,639	40,680
Warrior Met Coal, Inc.	2,458	39,131
		1,432,846
Real Estate-7.23%
Acadia Realty Trust	2,712	32,652
Agree Realty Corp.	578	38,709
Alexander & Baldwin, Inc.	2,988	35,318
American Assets Trust, Inc.	1,284	34,668
Armada Hoffler Properties, Inc.	4,039	38,936
Brandywine Realty Trust	2,444	26,469
CareTrust REIT, Inc.	2,048	36,905
Chatham Lodging Trust	5,000	26,050
Community Healthcare Trust, Inc.	969	44,312
DiamondRock Hospitality Co.	5,980	27,628
Diversified Healthcare Trust	8,535	33,244
Easterly Government Properties, Inc.	1,608	39,316
Essential Properties Realty Trust, Inc.	2,242	36,096
Four Corners Property Trust, Inc.	1,663	41,908
Franklin Street Properties Corp.	7,173	37,658
Getty Realty Corp.	1,308	38,756
Global Net Lease, Inc.	2,430	40,459
Hersha Hospitality Trust	5,260	25,038
Independence Realty Trust, Inc.	3,406	39,169
Industrial Logistics Properties Trust	1,927	40,679
Innovative Industrial Properties, Inc.(c)	417	43,464
Investors Real Estate Trust	525	37,957
iStar, Inc.	2,988	34,691
Kite Realty Group Trust	3,199	31,574
Lexington Realty Trust	3,755	43,558
LTC Properties, Inc.	1,022	37,967
Marcus & Millichap, Inc.(b)	1,323	36,039
National Storage Affiliates Trust	1,277	39,357
NexPoint Residential Trust, Inc.	1,108	42,359
Office Properties Income Trust	1,372	34,506
Pennsylvania REIT(c)	25,463	30,046
RE/MAX Holdings, Inc., Class A	1,207	39,071
Realogy Holdings Corp.	5,120	46,387
Retail Opportunity Investments Corp.	3,343	36,338
Retail Properties of America, Inc., Class A	5,066	32,220
RPT Realty	5,224	32,493
Safehold, Inc.	613	30,914
Saul Centers, Inc.	1,115	34,242
SITE Centers Corp.	4,262	31,240
St. Joe Co. (The)(b)	1,948	40,148
Summit Hotel Properties, Inc.	5,289	27,397
Tanger Factory Outlet Centers, Inc.(c)	4,981	32,028
Uniti Group, Inc.	4,369	43,253
Universal Health Realty Income Trust	411	28,597
Urstadt Biddle Properties, Inc., Class A	2,958	29,018
Washington Prime Group, Inc.(c)	36,273	26,621
Washington REIT	1,666	37,252
Whitestone REIT	5,274	34,808
Xenia Hotels & Resorts, Inc.	3,341	26,594
		1,734,109
Utilities-0.78%
American States Water Co.	491	37,748

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Avista Corp.	1,054	$39,135
California Water Service Group	837	39,230
Northwest Natural Holding Co.	673	35,999
South Jersey Industries, Inc.	1,534	35,788
		187,900
Total Common Stocks & Other Equity Interests (Cost $25,240,600)		23,994,331
Money Market Funds-0.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.03%(d)(e) (Cost $15,680)	15,680	15,680
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $25,256,280)		24,010,011
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.41%
Invesco Private Government Fund, 0.06%(d)(e)(f)	1,515,431	$1,515,431
Invesco Private Prime Fund, 0.15%(d)(e)(f)	503,714	503,815
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,019,222)		2,019,246
TOTAL INVESTMENTS IN SECURITIES-108.46% (Cost $27,275,502)		26,029,257
OTHER ASSETS LESS LIABILITIES-(8.46)%		(2,030,697)
NET ASSETS-100.00%		$23,998,560

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$26,232	$3,830	$(5,096)	$11,280	$(9,218)	$27,028	$4,474
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	176,351	(160,671)	-	-	15,680	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,982,765	3,834,987	(4,302,321)	-	-	1,515,431	170
Invesco Private Prime Fund	-	1,078,999	(575,241)	24	33	503,815	86
Total	$2,008,997	$5,094,167	$(5,043,329)	$11,304	$(9,185)	$2,061,954	$4,732

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of July 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,480,011,790	$-	$-	$12,480,011,790
Money Market Funds	-	58,461,107	-	58,461,107
Total Investments	$12,480,011,790	$58,461,107	$-	$12,538,472,897
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,848,419	$-	$-	$20,848,419
Money Market Funds	-	302,891	-	302,891
Total Investments	$20,848,419	$302,891	$-	$21,151,310
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$98,317,468	$-	$-	$98,317,468
Money Market Funds	-	1,098,823	-	1,098,823
Total Investments	$98,317,468	$1,098,823	$-	$99,416,291
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$104,091,418	$-	$-	$104,091,418
Money Market Funds	57,994	18,563	-	76,557
Total Investments	$104,149,412	$18,563	$-	$104,167,975
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$315,643,753	$-	$-	$315,643,753
Money Market Funds	31,877	2,605,470	-	2,637,347
Total Investments	$315,675,630	$2,605,470	$-	$318,281,100

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$159,989,804	$-	$-	$159,989,804
Money Market Funds	87,483	668,987	-	756,470
Total Investments	$160,077,287	$668,987	$-	$160,746,274
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,866,777	$-	$-	$19,866,777
Money Market Funds	22,976	673,511	-	696,487
Total Investments	$19,889,753	$673,511	$-	$20,563,264
Invesco S&P MidCap 400® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$66,216,964	$-	$-	$66,216,964
Money Market Funds	51,894	2,642,693	-	2,694,587
Total Investments	$66,268,858	$2,642,693	$-	$68,911,551
Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,994,331	$-	$-	$23,994,331
Money Market Funds	15,680	2,019,246	-	2,034,926
Total Investments	$24,010,011	$2,019,246	$-	$26,029,257
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.